(registered trademark)
FIDELITY
INSTITUTIONAL
MONEY MARKET
FUNDS


SEMIANNUAL REPORT
SEPTEMBER 30, 1996
FIMM-SANN-1196
21094
CONTENTS


SCHEDULES OF INVESTMENTS & FINANCIAL STATEMENTS

 FIDELITY INSTITUTIONAL CASH PORTFOLIOS:

  TREASURY                                                        3

  GOVERNMENT                                                      10

  DOMESTIC                                                        18

  MONEY MARKET                                                    28

 FIDELITY INSTITUTIONAL TAX-EXEMPT CASH PORTFOLIOS: TAX-EXEMPT    40

 DAILY MONEY FUND:

  TREASURY ONLY                                                   62

 FIDELITY MONEY MARKET TRUST: RATED MONEY MARKET                  69

NOTES TO FINANCIAL STATEMENTS                                     78

FUND GOALS:
EACH OF TREASURY, GOVERNMENT, DOMESTIC, MONEY MARKET, TREASURY ONLY, AND RATED MONEY MARKET SEEKS TO OBTAIN AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF PRINCIPAL AND LIQUIDITY WITHIN THE LIMITATIONS PRESCRIBED FOR THE FUND.
TAX EXEMPT SEEKS AS HIGH A LEVEL OF INTEREST INCOME EXEMPT FROM FEDERAL INCOME TAX AS IS CONSISTENT WITH A PORTFOLIO OF HIGH-QUALITY, SHORT-TERM MUNICIPAL OBLIGATIONS SELECTED ON THE BASIS OF LIQUIDITY AND STABILITY OF PRINCIPAL.

INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT
THE FUNDS WILL MAINTAIN A STABLE $1.00 SHARE PRICE.
THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION.
SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUNDS NOR FIDELITY
DISTRIBUTORS IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL THE APPROPRIATE NUMBER LISTED BELOW. READ
THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
 RETIREMENT PLAN LEVEL ACCOUNTS
  CORPORATE CLIENTS  1-800-962-1375
  "NOT FOR PROFIT" CLIENTS 1-800-343-0860
 FINANCIAL AND OTHER INSTITUTIONS
  NATIONWIDE  1-800-843-3001
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
FIDELITY INSTITUTIONAL CASH PORTFOLIOS: TREASURY

INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
Showing Percentage of Total Value of Investments


U.S. TREASURY OBLIGATIONS - 15.5%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
U.S. TREASURY BILLS
4/3/97 5.47% $ 5,000,000 $ 4,865,194
4/3/97 5.54  17,000,000  16,543,399
4/3/97 5.55  186,000,000  180,999,494
4/3/97 5.59  157,000,000  152,747,046
5/29/97 5.67  3,000,000  2,891,667
5/29/97 5.71  81,000,000  78,084,000
5/29/97 5.74  161,000,000  155,177,168
7/24/97 5.73  223,000,000  213,060,074
8/21/97 5.63  48,000,000  45,697,440
8/21/97 5.66  48,000,000  45,688,800
8/21/97 5.67  171,500,000  163,226,161
9/18/97 5.65  101,000,000  95,716,576
9/18/97 5.68  60,000,000  56,843,733
9/18/97 5.70  85,000,000  80,520,310
9/18/97 5.71  82,000,000  77,668,395
TOTAL U.S. TREASURY OBLIGATIONS   1,369,729,457
REPURCHASE AGREEMENTS - 84.5%
 MATURITY
 AMOUNT
In a joint trading account
 (U.S. Treasury Obligations)
  dated 9/30/96,
 due 10/1/96
  (Notes 2 and 3)
   At 5.75% $ 7,489,321,161  7,488,125,000
TOTAL INVESTMENTS - 100%  $ 8,857,854,457
Total Cost for Income Tax Purposes  $ 8,857,854,457
INCOME TAX INFORMATION
At March 31, 1996, the fund had a capital loss carryforward of approximately $1,038,000 of which $31,000, $142,000, $1,000, $330,000 and
$534,000 will expire on March 31, 1997, 1999, 2001, 2002 and 2003, respectively.
FIDELITY INSTITUTIONAL CASH PORTFOLIOS: TREASURY

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 SEPTEMBER 30, 1996 (UNAUDITED)

1.ASSETS

Investment in securities, at value (including repurchase agreements of $7,488,125,000) -                   $ 8,857,854,457
See accompanying schedule

Cash                                                                                                        200,024

Interest receivable                                                                                         1,196,095

 2.TOTAL ASSETS                                                                                             8,859,250,576

3.LIABILITIES

Distributions payable                                                                       $ 25,789,406

Accrued management fee                                                                       1,202,709

Distribution fees payable                                                                    489,330

Other payables and accrued expenses                                                          527,315

 4.TOTAL LIABILITIES                                                                                        28,008,760

5.NET ASSETS                                                                                               $ 8,831,241,816

Net Assets consist of:

Paid in capital                                                                                            $ 8,832,247,076

Accumulated net realized gain (loss) on investments                                                         (1,005,260)

6.NET ASSETS                                                                                               $ 8,831,241,816

7.8.CLASS I:                                                                                                $1.00
9.NET ASSET VALUE, offering price and redemption price per share
 ($6,713,409,673 (divided by) 6,714,069,696 shares)

10.CLASS II:                                                                                                $1.00
11.NET ASSET VALUE, offering price and redemption price per share
 ($40,563,574 (divided by) 40,567,562 shares)

12.CLASS III:                                                                                               $1.00
13.NET ASSET VALUE, offering price and redemption price per share
 ($2,077,268,569 (divided by) 2,077,472,793 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)

14.15.INTEREST INCOME                                                     $ 241,293,066

16.EXPENSES

Management fee                                             $ 9,053,085

Transfer agent fees                                         888,035
Class I

 Class II                                                   6,221

 Class III                                                  262,810

Distribution fees                                           24,368
Class II

 Class III                                                  2,568,905

Accounting fees and expenses                                368,215

Non-interested trustees' compensation                       22,221

Custodian fees and expenses                                 22,175

Registration fees                                           165,356
Class I

 Class II                                                   44,749

 Class III                                                  101,381

Audit                                                       52,071

Legal                                                       35,427

Miscellaneous                                               18,558

 Total expenses before reductions                           13,633,577

 Expense reductions                                         (1,994,437)    11,639,140

17.NET INTEREST INCOME                                                     229,653,926

18.19.NET REALIZED GAIN (LOSS) ON INVESTMENTS                              87,163


20.NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $ 229,741,089


STATEMENT OF CHANGES IN NET ASSETS

                                                                              SIX MONTHS ENDED    YEAR ENDED
                                                                              SEPTEMBER 30,       MARCH 31,
                                                                              1996                1996
                                                                              (UNAUDITED)

21.INCREASE (DECREASE) IN NET ASSETS

Operations                                                                    $ 229,653,926       $ 370,769,223
Net interest income

 Net realized gain (loss)                                                      87,163              106,955

 22.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            229,741,089         370,876,178

Distributions to shareholders                                                  (178,656,576)       (320,652,604)
From net interest income
 Class I

  Class II                                                                     (810,432)           (1,677,682)

  Class III                                                                    (50,186,918)        (48,438,937)

 23.TOTAL DISTRIBUTIONS                                                        (229,653,926)       (370,769,223)

Share transactions - net increase (decrease) at net asset value of $1.00 per share:

  Class I                                                                      (524,106,664)       1,299,702,691

  Class II                                                                     93,144              40,474,418

  Class III                                                                    642,018,957         849,830,905

Net asset value of Class I shares issued in exchange for the net assets of     -                   1,004,156,957
Fidelity Institutional Cash Portfolios: Treasury

Net asset value of Class I shares issued in exchange for the net assets of     -                   141,780,306
Fidelity Money Market Trust: U.S. Treasury Portfolio

Net asset value of Class I shares issued in exchange for the net assets of     103,327,567         -
State & Local Asset Management Series: U.S. Government Portfolio

 24.TOTAL SHARE TRANSACTIONS                                                   221,333,004         3,335,945,277

  25.TOTAL INCREASE (DECREASE) IN NET ASSETS                                   221,420,167         3,336,052,232

26.NET ASSETS

 Beginning of period                                                           8,609,821,649       5,273,769,417

 End of period                                                                $ 8,831,241,816     $ 8,609,821,649


FINANCIAL HIGHLIGHTS - CLASS I
                                      SIX MONTHS ENDED   YEARS ENDED MARCH 31,
                                         SEPTEMBER 30,
                                                  1996

                                            (UNAUDITED)        1996         1995           1994          1993         1992

SELECTED PER-SHARE DATA

Net asset value, beginning of period            $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000

Income from Investment Operations

 Net interest income                             .026          .056          .047          .030          .034          .053

Less Distributions

 From net interest income                        (.026)        (.056)        (.047)        (.030)        (.034)        (.053)

Net asset value, end of period                  $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000

TOTAL RETURN B                                  2.60%         5.79%         4.78%         3.06%         3.46%         5.41%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)         $ 6,713,410   $ 7,134,049   $ 4,688,198   $ 4,551,918   $ 5,589,663   $ 5,476,852

Ratio of expenses to average net assets         .20% A,       .20%          .18%          .18%          .18%          .18%
                                                 C            C             C             C             C             C

Ratio of net interest income to average net
assets                                           5.13% A       5.61%         4.71%         3.01%         3.38%         5.12%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS II
      SIX MONTHS ENDED     NOVEMBER 6, 1995
      SEPTEMBER 30, 1996   (COMMENCEMENT
                           OF OPERATIONS) TO
                           MARCH 31,

      (UNAUDITED)          1996

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 1.000      $ 1.000

Income from Investment Operations

 Net interest income                                   .025         .021

Less Distributions

 From net interest income                              (.025)       (.021)

Net asset value, end of period                        $ 1.000      $ 1.000

TOTAL RETURN B                                         2.53%        2.14%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 40,564     $ 40,470

Ratio of expenses to average net assets                .35% A, C    .35% A,
                                                                   C

Ratio of net interest income to average net assets     4.99% A      5.18% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS III
      SIX MONTHS ENDED   YEARS ENDED MARCH 31,          OCTOBER 22, 1993
      SEPTEMBER 30,                                     (COMMENCEMENT
      1996                                              OF OPERATIONS) TO
                                                        MARCH 31,

      (UNAUDITED)        1996                    1995   1994


SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 1.000       $ 1.000       $ 1.000     $ 1.000

Income from Investment Operations

 Net interest income                                   .024          .054          .044        .012

Less Distributions

 From net interest income                              (.024)        (.054)        (.044)      (.012)

Net asset value, end of period                        $ 1.000       $ 1.000       $ 1.000     $ 1.000

TOTAL RETURN B                                         2.47%         5.50%         4.45%       1.21%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 2,077,269   $ 1,435,302   $ 585,571   $ 5,175

Ratio of expenses to average net assets                .45% A, C     .46% C        .50% C      .50% A,
                                                                                              C

Ratio of net interest income to average net assets     4.89% A       5.28%         4.91%       2.69% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FIDELITY INSTITUTIONAL CASH PORTFOLIOS: GOVERNMENT

INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
Showing Percentage of Total Value of Investments


FEDERAL AGENCIES - 62.3%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
FEDERAL FARM CREDIT BANK - AGENCY COUPONS (A) - 2.7%
10/1/96 5.54% $ 6,000,000 $ 5,997,848
10/1/96 5.58  94,000,000  93,971,057
  99,968,905
FEDERAL HOME LOAN BANK - AGENCY COUPONS (A) - 4.0%
10/1/96 5.74  2,000,000  1,999,557
10/28/96 5.36  14,000,000  13,990,104
11/2/96 5.26  133,000,000  132,896,340
  148,886,001
FEDERAL HOME LOAN BANK - DISCOUNT NOTES - 2.9%
1/29/97 5.64  107,000,000  105,045,467
FEDERAL HOME LOAN MORTGAGE CORP. - DISCOUNT NOTES - 6.4%
10/7/96 5.32  65,665,000  65,606,996
10/7/96 5.34  10,000,000  9,991,142
10/10/96 5.32  24,000,000  23,968,200
10/10/96 5.35  23,000,000  22,969,410
11/4/96 5.36  4,000,000  3,980,016
11/4/96 5.42  13,000,000  12,934,437
11/4/96 5.43  49,000,000  48,752,414
11/5/96 5.36  49,600,000  49,344,904
  237,547,519
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS (A) - 33.9%
10/1/96 5.27  108,000,000  107,991,642
10/1/96 5.33  43,000,000  42,959,712
10/1/96 5.34  56,000,000  56,311,207
10/1/96 5.35  11,000,000  10,995,749
10/1/96 5.36  344,000,000  343,862,467
10/1/96 5.38  62,000,000  61,967,519
10/1/96 5.42  54,000,000  53,955,687
10/1/96 5.48  51,000,000  51,000,000
10/1/96 5.51  113,000,000  113,000,000
10/1/96 5.77  6,000,000  6,000,000
10/1/96 5.85  190,000,000  190,000,000
10/11/96 5.39  42,000,000  41,998,898
11/1/96 5.59  95,000,000  94,950,047
11/21/96 5.40  31,000,000  30,989,835
12/20/96 5.54  45,000,000  44,977,788
  1,250,960,551

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
FEDERAL NATIONAL MORTGAGE ASSOC. - DISCOUNT NOTES - 7.5%
10/16/96 5.37% $ 86,000,000 $ 85,812,950
10/21/96 5.43  32,000,000  31,904,889
10/23/96 5.43  26,000,000  25,914,994
11/8/96 5.36  26,235,000  26,088,506
2/4/97 5.45  7,000,000  6,870,150
2/5/97 5.45  50,000,000  49,065,139
2/7/97 5.45  50,000,000  49,050,417
  274,707,045
STUDENT LOAN MARKETING ASSOC. - AGENCY COUPONS (A) - 4.9%
10/1/96 5.41  5,000,000  5,000,000
10/1/96 5.46  170,000,000  170,000,000
10/1/96 5.59  5,000,000  5,001,642
  180,001,642
TOTAL FEDERAL AGENCIES   2,297,117,130
U.S. TREASURY OBLIGATIONS - 9.0%
U.S. TREASURY BILLS
4/3/97 5.54  50,000,000  48,657,056
4/3/97 5.55  70,000,000  68,118,089
8/21/97 5.63  17,500,000  16,660,525
8/21/97 5.66  17,500,000  16,657,375
8/21/97 5.67  64,500,000  61,388,265
9/18/97 5.65  30,000,000  28,430,667
9/18/97 5.68  33,000,000  31,264,053
9/18/97 5.70  19,000,000  17,998,658
9/18/97 5.71  44,000,000  41,675,724
TOTAL U.S. TREASURY OBLIGATIONS   330,850,412
MEDIUM-TERM NOTES (A) (B) - 0.8%
Export-Import Bank, U.S. (as guarantor for K.A. Leasing, Ltd.)
10/15/96 5.29  2,718,537  2,718,537
10/15/96 5.56  26,317,511  26,317,511
TOTAL MEDIUM-TERM NOTES   29,036,048
REPURCHASE AGREEMENTS - 27.9%
 MATURITY VALUE
 AMOUNT (NOTE 1)
In a joint trading account (Notes 2 and 3):
(U.S. Treasury Obligations)
dated 9/30/96 due 10/1/96
 At 5.75%  $ 202,919,418 $ 202,887,000
 (U.S. Government Obligations):
 dated 9/30/96 due 10/1/96
  At 5.87%   265,532,299  265,489,000
  dated 9/5/96 due 10/2/96
  At 5.39%   123,497,228  123,000,000
  dated 9/18/96 due 10/2/96
  At 5.34%   262,544,087  262,000,000
  dated 9/9/96 due 10/9/96
  At 5.40%   89,400,500  89,000,000
  dated 9/16/96 due 12/2/96
  At 5.40%   89,016,400  88,000,000
TOTAL REPURCHASE AGREEMENTS   1,030,376,000
TOTAL INVESTMENTS - 100%  $ 3,687,379,590
Total Cost for Income Tax Purposes  $ 3,687,379,590
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
2. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
Export-Import Bank, U.S.
 (as guarantor for
 K.A. Leasing, Ltd.) 3/1/94 $ 29,036,048
INCOME TAX INFORMATION
At March 31, 1996, the fund had a capital loss carryforward of approximately $1,096,700 of which $200, $53,000, $271,000, $761,000 and
$11,500 will expire on March 31, 1997, 2001, 2002, 2003 and 2004, respectively.
FIDELITY INSTITUTIONAL CASH PORTFOLIOS: GOVERNMENT

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 SEPTEMBER 30, 1996 (UNAUDITED)

3.ASSETS

Investment in securities, at value (including repurchase agreements of $1,030,376,000) -                   $ 3,687,379,590
See accompanying schedule

Interest receivable
                                                                                                           20,055,562

 4.TOTAL ASSETS                                                                                             3,707,435,152

5.LIABILITIES

Payable to custodian bank                                                                   $ 53,854

Payable for investments purchased                                                            132,896,340

Payable for reverse repurchase agreements                                                    116,789,514

Share transactions in process                                                                250,004

Distributions payable                                                                        8,862,949

Accrued management fee                                                                       414,703

Other payables and accrued expenses
                                                                                            324,611

 6.TOTAL LIABILITIES
                                                                                                           259,591,975

7.NET ASSETS                                                                                               $ 3,447,843,177

Net Assets consist of:

Paid in capital                                                                                            $ 3,448,856,602

Accumulated net realized gain (loss) on investments
                                                                                                           (1,013,425)

8.NET ASSETS                                                                                               $ 3,447,843,177

9.CLASS I:                                                                                                  $1.00
10.NET ASSET VALUE, offering price and redemption price per share
 ($3,000,952,441 (divided by) 3,001,396,329 shares)

11.CLASS II:                                                                                                $1.00
12.NET ASSET VALUE, offering price and redemption price per share
 ($58,366,267 (divided by) 58,374,903 shares)

13.CLASS III:                                                                                               $1.00
14.NET ASSET VALUE, offering price and redemption price per share
 ($388,524,469 (divided by) 388,581,938 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)

15.16.INTEREST INCOME                                                    $ 96,183,933

17.EXPENSES

Management fee                                             $ 3,533,367

Transfer agent fees                                         492,719
Class I

 Class II                                                   7,942

 Class III                                                  61,176

Distribution fees                                           31,630
Class II

 Class III                                                  386,641

Accounting fees and expenses                                159,316

Non-interested trustees' compensation                       2,283

Custodian fees and expenses                                 23,970

Registration fees                                           111,201
Class I

 Class II                                                   60,896

 Class III                                                  96,577

Audit                                                       18,210

Legal                                                       12,243

Miscellaneous
                                                           9,475

 Total expenses before reductions                           5,007,646

 Expense reductions
                                                           (1,055,206)   3,952,440

18.NET INTEREST INCOME
                                                                         92,231,493

19.20.NET REALIZED GAIN (LOSS) ON INVESTMENTS
                                                                         7,227

21.NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 92,238,720


STATEMENT OF CHANGES IN NET ASSETS

                                                                             SIX MONTHS        YEAR ENDED
                                                                             ENDED             MARCH 31,
                                                                             SEPTEMBER         1996
                                                                             30,1996
                                                                             (UNAUDITED)

22.INCREASE (DECREASE) IN NET ASSETS

Operations                                                                   $ 92,231,493      $ 196,329,755
Net interest income

 Net realized gain (loss)
                                                                             7,227             (11,447)

 23.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
                                                                             92,238,720        196,318,308

Distributions to shareholders                                                 (83,434,968)      (192,250,800)
From net interest income
 Class I

  Class II                                                                    (1,069,158)       (2,158)

  Class III
                                                                             (7,727,367)       (4,076,797)

 24.TOTAL DISTRIBUTIONS                                                       (92,231,493)      (196,329,755)

Share transactions - net increase (decrease)                                  (63,225,855)      (473,028,897)
at net asset value of $ 1.00 per share:
 Class I

  Class II                                                                    58,272,742        102,161

  Class III
                                                                             194,062,405       153,997,567

Net asset value of Class I shares issued in exchange for the net assets of
Fidelity Money Market Trust: U.S. Government Portfolio                       -                 216,086,107

 25.TOTAL SHARE TRANSACTIONS                                                  189,109,292       (102,843,062)

  26.TOTAL INCREASE (DECREASE) IN NET ASSETS                                  189,116,519       (102,854,509)

27.NET ASSETS

 Beginning of period
                                                                             3,258,726,658     3,361,581,167

 End of period                                                               $ 3,447,843,177   $ 3,258,726,658


FINANCIAL HIGHLIGHTS - CLASS I
      SIX MONTHS ENDED     YEARS ENDED MARCH 31,
      SEPTEMBER 30, 1996

      (UNAUDITED)          1996                    1995   1994   1993   1992


SELECTED PER-SHARE DATA

Net asset value, beginning of period       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000

Income from Investment Operations

 Net interest income                        .026          .057          .048          .031          .035          .054

Less Distributions

 From net interest income                   (.026)        (.057)        (.048)        (.031)        (.035)        (.054)

Net asset value, end of period             $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000

TOTAL RETURN B                              2.66%         5.84%         4.86%         3.13%         3.56%         5.55%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)    $ 3,000,952   $ 3,064,136   $ 3,321,066   $ 3,764,544   $ 5,686,166   $ 4,603,781

Ratio of expenses to average net assets     .20% A,       .20%          .18%          .18%          .18%          .18%
                                           C             C             C             C             C             C

Ratio of net interest income to average     5.24% A       5.69%         4.77%         3.07%         3.50%         5.33%
net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS II
      SIX MONTHS ENDED     NOVEMBER 6,
      SEPTEMBER 30, 1996   1995
                           (COMMENCEMENT
                           OF OPERATIONS) TO
                           MARCH 31,

      (UNAUDITED)          1996

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 1.000      $ 1.000

Income from Investment Operations

 Net interest income                                   .026         .021

Less Distributions

 From net interest income                              (.026)       (.021)

Net asset value, end of period                        $ 1.000      $ 1.000

TOTAL RETURN B                                         2.58%        2.16%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 58,366     $ 102

Ratio of expenses to average net assets                .35% A, C    .35% A,
                                                                   C

Ratio of net interest income to average net assets     5.10% A      5.33% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS III
      SIX MONTHS ENDED   YEAR ENDED    APRIL 4, 1994
      SEPTEMBER 30,      MARCH 31,     (COMMENCEMENT
      1996                             OF OPERATIONS) TO
                                       MARCH 31,

      (UNAUDITED)        1996          1995


SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 1.000      $ 1.000     $ 1.000

Income from Investment Operations

 Net interest income                                   .025         .054        .045

Less Distributions

 From net interest income                              (.025)       (.054)      (.045)

Net asset value, end of period                        $ 1.000      $ 1.000     $ 1.000

TOTAL RETURN B                                         2.53%        5.58%       4.57%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 388,524    $ 194,489   $ 40,516

Ratio of expenses to average net assets                .45% A, C    .45% C      .43% A,
                                                                               C

Ratio of net interest income to average net assets     5.00% A      5.30%       5.13% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FIDELITY INSTITUTIONAL CASH PORTFOLIOS: DOMESTIC

INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
Showing Percentage of Total Value of Investments


BANKERS' ACCEPTANCES - 2.0%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
DOMESTIC BANKERS' ACCEPTANCES
Chase Manhattan Bank (USA)
10/7/96 5.33% $ 3,581,945 $ 3,578,787
11/12/96 5.42  3,409,989  3,388,705
11/14/96 5.36  2,072,746  2,059,344
11/18/96 5.36  6,629,347  6,582,588
11/18/96 5.41  2,694,145  2,674,963
11/20/96 5.36  2,663,817  2,644,246
2/19/97 5.72  2,338,950  2,287,832
TOTAL BANKERS' ACCEPTANCES   23,216,465
CERTIFICATES OF DEPOSIT - 4.6%
DOMESTIC CERTIFICATES OF DEPOSIT
Bank of New York - Delaware
4/29/97 5.80  4,000,000  4,000,000
Chase Manhattan Bank (USA)
3/10/97 5.77  15,000,000  15,000,000
First Tennessee Bank, NA Memphis
10/21/96 5.34  4,000,000  4,000,000
Mellon Bank, NA
11/19/96 5.38  10,000,000  10,000,000
3/4/97 5.82  5,000,000  5,000,000
Old Kent Bank - Michigan
11/27/96 5.50  15,000,000  15,000,000
TOTAL CERTIFICATES OF DEPOSITS   53,000,000
COMMERCIAL PAPER - 47.1%
AVCO Financial Services
10/10/96 5.54  16,284,000  16,261,772
American Brands, Inc.
10/25/96 5.42  5,000,000  4,982,000
American Express Credit Corp.
10/17/96 5.35  15,000,000  14,964,667
10/21/96 5.35  25,000,000  24,926,389
Asset Securitization Cooperative Corp.
10/15/96 5.33  3,000,000  2,993,828
10/22/96 5.35  7,000,000  6,978,358
Associates Corp. of North America
10/31/96 5.37  20,000,000  19,911,333
12/31/96 5.45  7,000,000  6,904,981
Bank of New York Company, Inc.
10/3/96 5.48  10,000,000  9,997,000

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Bear Stearns Cos., Inc.
11/20/96 5.40% $ 5,000,000 $ 4,963,056
CIT Group Holdings, Inc.
10/30/96 5.38  5,000,000  4,978,451
12/3/96 5.56  10,000,000  9,904,100
Chrysler Financial Corporation
12/2/96 5.45  2,000,000  1,981,400
Citibank Credit Card Master Trust I (Dakota Certificate Program)
10/7/96 5.42  5,000,000  4,995,500
11/20/96 5.39  2,000,000  1,985,222
Corporate Asset Funding Co., Inc.
12/19/96 5.45  10,000,000  9,882,049
Dean Witter, Discover & Co.
1/31/97 5.51  10,000,000  9,817,678
Electronic Data Systems
10/7/96 5.40  6,000,000  5,994,630
11/12/96 5.42  5,000,000  4,968,675
Enterprise Funding Corp.
10/3/96 5.32  8,274,000  8,271,568
10/3/96 5.39  1,794,000  1,793,465
11/8/96 5.40  5,000,000  4,971,869
Fleet Funding Corp.
10/10/96 5.40  5,000,000  4,993,275
Ford Motor Credit Corp.
10/4/96 5.37  11,000,000  10,995,096
10/9/96 5.34  15,000,000  14,982,333
10/22/96 5.52  20,000,000  19,936,533
GTE Corp.
10/22/96 5.39  5,000,000  4,984,338
General Electric Capital Corp.
11/4/96 5.48  5,000,000  4,974,831
2/18/97 5.51  20,000,000  19,583,111
3/12/97 5.76  7,000,000  6,823,600
General Electric Co.
10/3/96 5.38  25,000,000  24,992,556
10/22/96 5.35  7,000,000  6,978,358
General Motors Acceptance Corp.
10/8/96 5.42  10,000,000  9,989,500
11/26/96 5.68  5,000,000  4,956,989
12/4/96 5.70  8,000,000  7,921,280
2/20/97 5.70  3,000,000  2,934,384
2/24/97 5.71  3,000,000  2,932,475
2/25/97 5.71  5,000,000  4,886,688
3/31/97 5.70  6,000,000  5,832,877
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Goldman Sachs Group, L.P. (The)
10/29/96 5.38% $ 15,000,000 $ 14,937,583
Household Finance Corp.
10/30/96 5.39  5,000,000  4,978,492
IBM Corp.
10/18/96 5.40  15,000,000  14,961,963
10/23/96 5.32  20,000,000  19,935,589
IBM Credit Corp.
10/11/96 5.39  10,000,000  9,985,111
10/22/96 5.52  13,600,000  13,556,367
11/26/96 5.38  5,000,000  4,958,544
International Lease Finance Corp.
10/1/96 5.39  4,000,000  4,000,000
Lilly (Eli) & Co.
11/12/96 5.45  10,000,000  9,938,167
Lucent Technologies, Inc.
11/18/96 5.41  10,000,000  9,928,933
Merrill Lynch & Co., Inc.
3/11/97 5.76  5,000,000  4,874,778
3/12/97 5.68  4,000,000  3,900,550
Morgan Stanley Group, Inc.
10/15/96 5.35  10,000,000  9,979,389
10/15/96 5.41  10,000,000  9,979,078
10/21/96 5.35  10,000,000  9,970,556
New Center Asset Trust
12/2/96 5.63  2,000,000  1,981,056
2/13/97 5.58  5,000,000  4,898,188
Norwest Financial
10/21/96 5.35  10,000,000  9,970,556
PHH Corp.
10/24/96 5.32  6,185,000  6,164,175
Preferred Receivables Funding Corp.
10/2/96 5.35  5,125,000  5,124,243
10/2/96 5.39  2,000,000  1,999,702
10/3/96 5.32  4,000,000  3,998,824
Sears Roebuck Acceptance Corp.
10/8/96 5.51  3,000,000  2,996,821
10/21/96 5.36  2,000,000  1,994,100
Sherwood Medical Company
10/2/96 5.36  10,847,000  10,845,397
10/21/96 5.49  1,000,000  996,972
Smith Barney, Inc.
10/1/96 5.41  10,000,000  10,000,000
TOTAL COMMERCIAL PAPER   547,981,349
FEDERAL AGENCIES - 18.5%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
FEDERAL HOME LOAN BANK - AGENCY COUPONS (A) - 2.0%
10/2/96 5.46% $ 5,000,000 $ 4,999,988
12/13/96 5.51  11,000,000  10,998,620
12/20/96 5.51  7,000,000  6,999,037
  22,997,645
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS (A) - 8.5%
9/29/96 5.35  8,000,000  7,995,309
10/1/96 5.33  6,000,000  5,994,378
10/1/96 5.42  25,000,000  24,979,485
10/1/96 5.48  15,000,000  15,000,000
10/2/96 5.36  25,000,000  24,988,671
11/1/96 5.59  15,000,000  14,992,113
12/20/96 5.54  5,000,000  4,997,532
  98,947,488
FEDERAL NATIONAL MORTGAGE ASSOC. - DISCOUNT NOTES - 5.4%
1/21/97 5.65  10,000,000  9,828,889
2/3/97 5.62  20,000,000  19,620,833
2/11/97 5.41  15,000,000  14,708,508
3/11/97 5.62  20,000,000  19,510,739
  63,668,969
STUDENT LOAN MARKETING ASSOC. - AGENCY COUPONS (A) - 2.6%
10/1/96 5.46  10,000,000  10,000,000
10/16/96 5.68  20,000,000  20,000,000
  30,000,000
TOTAL FEDERAL AGENCIES   215,614,102
BANK NOTES - 11.7%
Bank of America National Trust & Savings Assoc.
10/15/96 5.55  15,000,000  14,999,942
12/31/96 5.69  10,000,000  9,998,349
3/12/97 5.75  15,000,000  15,000,000
3/25/97 5.59  10,000,000  10,000,000
Bank of New York - Delaware
10/30/96 5.78 (a)  8,000,000  8,000,000
Comerica Bank
10/27/96 5.68 (a)  6,000,000  5,999,775
Household Bank, FSB
11/15/96 5.42  1,000,000  1,000,000
Huntington National Bank
11/8/96 5.49  10,000,000  9,999,734
BANK NOTES - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Key Bank, NA
10/1/96 5.71% (a) $ 4,000,000 $ 3,997,910
Key Bank of New York
10/1/96 5.44 (a)  7,000,000  6,996,053
LaSalle National Bank
10/10/96 5.55%  15,000,000  15,000,000
NBD Bank, NA
11/18/96 5.37  10,000,000  10,000,000
12/2/96 5.49  10,000,000  10,000,000
PNC Bank
10/8/96 5.47 (a)  7,000,000  6,996,686
10/21/96 5.48 (a)  5,000,000  4,999,470
Seattle First National Bank
10/4/96 5.43 (a)  3,000,000  2,999,377
TOTAL BANK NOTES   135,987,296
MASTER NOTES (A) - 2.9%
Goldman Sachs Group, L.P. (The)
11/8/96 5.50  6,000,000  6,000,000
J.P. Morgan Securities
10/7/96 5.49  15,000,000  15,000,000
10/7/96 5.50  4,000,000  4,000,000
Norwest Corp.
10/1/96 5.44  9,000,000  9,000,000
TOTAL BANK NOTES   34,000,000
MEDIUM-TERM NOTES (A) - 2.9%
Beneficial Corp.
10/19/96 5.63  8,000,000  7,998,900
General Motors Acceptance Corp.
11/1/96 5.68  7,000,000  7,000,000
2/13/97 5.32  2,000,000  1,999,942
Merrill Lynch & Co.
10/18/96 5.44  5,000,000  4,999,130
Morgan Stanley Group, Inc.
10/1/96 5.46  6,000,000  6,000,000
Pacific Mutual Life Insurance Co. (d)
12/9/96 5.72  3,000,000  3,000,000
Transamerica Life Insurance and Annuity Co. (d)
12/15/96 5.59  3,000,000  3,000,000
TOTAL MEDIUM-TERM NOTES   33,997,972
SHORT-TERM NOTES (A) - 5.8%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
CSA Funding - C (c)
10/7/96 5.57% $ 10,000,000 $ 10,000,000
Capital One Funding Corp. (1995-D)
10/7/96 5.61  3,741,000  3,741,000
Capital One Funding Corp. (1996-G)
10/7/96 5.61  10,000,000  10,000,000
SMM Trust (1995-D) (b)
10/27/96 5.68  7,000,000  7,000,000
SMM Trust (1995-N) (b)
11/8/96 5.55  2,000,000  2,000,000
SMM Trust (1995-P) (b)
12/15/96 5.68  3,000,000  3,000,000
SMM Trust (1996-B) (b)
10/4/96 5.49  8,000,000  8,000,000
SMM Trust (1996-V) (b)
12/26/96 5.71  24,000,000  24,000,000
TOTAL SHORT-TERM NOTES   67,741,000
REPURCHASE AGREEMENTS - 4.5%
 MATURITY
 AMOUNT
In a joint trading account:
(U.S. Treasury Obligations)
dated 9/30/96 due 10/1/96
 At 5.75%  $ 2,326,372  2,326,000
 (U.S. Government Obligations)
dated 9/25/96 due 10/2/96
 At 5.40%   50,052,500  50,000,000
TOTAL REPURCHASE AGREEMENTS   52,326,000
TOTAL INVESTMENTS - 100%  $ 1,163,864,184
Total Cost for Income Tax Purposes  $ 1,163,864,184
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $44,000,000 or 3.78% of net assets.
3. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
CSA Funding - C 10/28/93 $ 10,000,000

4. Restricted security; subject to resale restrictions.
INCOME TAX INFORMATION
At March 31, 1996, the fund had a capital loss carryforward of approximately $93,000 of which $44,000 and $49,000 will expire on March 31, 2001 and 2003, respectively.
FIDELITY INSTITUTIONAL CASH PORTFOLIOS: DOMESTIC

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 SEPTEMBER 30, 1996 (UNAUDITED)

5.ASSETS

Investment in securities, at value (including repurchase agreements of $52,326,000) -                  $ 1,163,864,184
See accompanying schedule

Cash                                                                                                    1,837

Receivable for investments sold                                                                         130,000

Interest receivable                                                                                     4,416,700

 6.TOTAL ASSETS                                                                                         1,168,412,721

7.LIABILITIES

Distributions payable                                                                    $ 2,793,151

Accrued management fee                                                                    168,591

Other payables and accrued expenses                                                       207,129

 8.TOTAL LIABILITIES                                                                                    3,168,871

9.NET ASSETS                                                                                           $ 1,165,243,850

Net Assets consist of:

Paid in capital                                                                                        $ 1,165,343,221

Accumulated net realized gain (loss) on investments                                                     (99,371)

10.NET ASSETS                                                                                          $ 1,165,243,850

11.CLASS I:                                                                                             $1.00
12.NET ASSET VALUE, offering price and redemption price per share
 ($1,115,432,972 (divided by) 1,115,513,133 shares)

13.CLASS II:                                                                                            $1.00
14.NET ASSET VALUE, offering price and redemption price per share
 ($140,910 (divided by) 140,920 shares)

15.CLASS III:                                                                                           $1.00
16.NET ASSET VALUE, offering price and redemption price per share
 ($49,669,968 (divided by) 49,673,538 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)

17.18.INTEREST INCOME                                                    $ 34,183,141

19.EXPENSES

Management fee                                             $ 1,255,821

Transfer agent fees                                         223,180
Class I

 Class II                                                   844

 Class III                                                  11,174

Distribution fees                                           115
Class II

 Class III                                                  60,797

Accounting fees and expenses                                73,367

Non-interested trustees' compensation                       4,364

Custodian fees and expenses                                 15,040

Registration fees                                           168,867
Class I

 Class II                                                   41,525

 Class III                                                  35,056

Audit                                                       9,128

Legal                                                       4,455

Miscellaneous                                               4,667

 Total expenses before reductions                           1,908,400

 Expense reductions                                         (591,670)     1,316,730

20.NET INTEREST INCOME                                                    32,866,411

21.22.NET REALIZED GAIN (LOSS) ON INVESTMENTS                             (6,374)


23.NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 32,860,037


STATEMENT OF CHANGES IN NET ASSETS

                                                                       SIX MONTHS ENDED     YEAR ENDED
                                                                       SEPTEMBER 30, 1996   MARCH 31,
                                                                       (UNAUDITED)          1996

24.INCREASE (DECREASE) IN NET ASSETS

Operations                                                             $ 32,866,411         $ 54,364,888
Net interest income

 Net realized gain (loss)                                               (6,374)              4,858

 25.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     32,860,037           54,369,746

Distributions to shareholders                                           (31,647,030)         (52,167,430)
From net interest income
 Class I

  Class II                                                              (3,918)              (3,529)

  Class III                                                             (1,215,463)          (2,193,929)

 26.TOTAL DISTRIBUTIONS                                                 (32,866,411)         (54,364,888)

Share transactions - net increase (decrease) at net asset value of $1.00 per share:

  Class I                                                               (2,477,686)          345,973,988

  Class II                                                              (1,963,965)          2,104,885

  Class III                                                             2,274,540            20,851,321

 27.TOTAL SHARE TRANSACTIONS                                            (2,167,111)          368,930,194

  28.TOTAL INCREASE (DECREASE) IN NET ASSETS                            (2,173,485)          368,935,052

29.NET ASSETS

 Beginning of period                                                    1,167,417,335        798,482,283

 End of period                                                         $ 1,165,243,850      $ 1,167,417,335


FINANCIAL HIGHLIGHTS - CLASS I
      SIX MONTHS ENDED   YEARS ENDED MARCH 31,
      SEPTEMBER 30,
      1996

      (UNAUDITED)        1996                    1995   1994   1993   1992


SELECTED PER-SHARE DATA

Net asset value, beginning of period       $ 1.000       $ 1.000       $ 1.000     $ 1.000     $ 1.000     $ 1.000

Income from Investment Operations

 Net interest income                        .026          .057          .049        .031        .034        .054

Less Distributions

 From net interest income                   (.026)        (.057)        (.049)      (.031)      (.034)      (.054)

Net asset value, end of period             $ 1.000       $ 1.000       $ 1.000     $ 1.000     $ 1.000     $ 1.000

TOTAL RETURN B                              2.66%         5.85%         4.97%       3.14%       3.50%       5.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)    $ 1,115,433   $ 1,117,917   $ 771,937   $ 656,976   $ 804,354   $ 558,727

Ratio of expenses to average net assets     .20% A,       .20% C        .18% C      .18% C      .18% C      .18% C
after                                      C
expense reductions

Ratio of net interest income to average     5.24% A       5.66%         4.94%       3.09%       3.43%       5.24%
net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS II
      SIX MONTHS ENDED   NOVEMBER 6, 1995
      SEPTEMBER 30,      (COMMENCEMENT
      1996               OF OPERATIONS) TO
                         MARCH 31,

      (UNAUDITED)        1996

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 1.000      $ 1.000

Income from Investment Operations

 Net interest income                                   .026         .021

Less Distributions

 From net interest income                              (.026)       (.021)

Net asset value, end of period                        $ 1.000      $ 1.000

TOTAL RETURN B                                         2.58%        2.15%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 141        $ 2,105

Ratio of expenses to average net assets                .35% A, C    .35% A, C

Ratio of net interest income to average net assets     5.07% A      5.20% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS III
      SIX MONTHS ENDED   YEAR ENDED    JULY 19, 1994
      SEPTEMBER 30,      MARCH 31,     (COMMENCEMENT
      1996                             OF OPERATIONS) TO
                                       MARCH 31,

      (UNAUDITED)        1996          1995


SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 1.000      $ 1.000    $ 1.000

Income from Investment Operations

 Net interest income                                   .025         .054       .035

Less Distributions

 From net interest income                              (.025)       (.054)     (.035)

Net asset value, end of period                        $ 1.000      $ 1.000    $ 1.000

TOTAL RETURN B                                         2.53%        5.56%      3.51%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 49,670     $ 47,396   $ 26,545

Ratio of expenses to average net assets                .45% A, C    .47% C     .50% A, C

Ratio of net interest income to average net assets     5.00% A      5.40%      5.14% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FIDELITY INSTITUTIONAL CASH PORTFOLIOS: MONEY MARKET

INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
Showing Percentage of Total Value of Investments


BANKERS' ACCEPTANCES - 0.1%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
DOMESTIC BANKERS' ACCEPTANCES
Chase Manhattan Bank
10/23/96 5.50% $ 2,650,378 $ 2,641,713
11/25/96 5.53  4,062,295  4,029,091
TOTAL BANKERS' ACCEPTANCES   6,670,804
CERTIFICATES OF DEPOSIT - 28.1%
DOMESTIC CERTIFICATES OF DEPOSIT - 2.3%
Chase Manhattan Bank
1/7/97 5.85  50,000,000  50,000,000
Chase Manhattan Bank (USA)
3/10/97 5.75  35,000,000  35,000,000
First Tennessee Bank, NA Memphis
10/21/96 5.34  10,000,000  10,000,000
Mellon Bank, NA
10/7/96 5.38  10,000,000  10,000,000
11/26/96 5.38  50,000,000  50,000,000
Morgan Guaranty Trust, NY
8/12/97 5.80  50,000,000  49,969,918
  204,969,918
PORTLAND BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.3%
Bank of Nova Scotia
2/19/97 5.54  25,000,000  25,000,000
6/10/97 6.02  8,000,000  7,988,931
  32,988,931
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 20.5%
ABN-AMRO Bank
11/15/96 5.45  40,000,000  39,998,987
12/2/96 5.51  5,000,000  5,000,000
2/3/97 5.55  75,000,000  75,000,000
3/3/97 5.77  50,000,000  50,000,000
Bank of Montreal
10/15/96 5.40  18,000,000  18,000,000
Bank of Tokyo - Mitsubishi Ltd.
10/15/96 5.67  131,000,000  131,000,000
11/7/96 5.51  6,000,000  6,000,091
Banque Nationale de Paris
11/4/96 5.37  125,000,000  125,000,000
11/5/96 5.36  75,000,000  75,000,000
11/13/96 5.40  50,000,000  50,000,000
11/18/96 5.40  50,000,000  50,000,000

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Bayerische Landesbank Girozentrale
10/30/96 5.74% (a) $ 30,000,000 $ 30,000,000
11/6/96 5.38  150,000,000  150,004,437
4/22/97 5.85  47,000,000  47,000,000
Bayerische Vereinsbank A.G.
2/3/97 5.57  100,000,000  100,000,000
Caisse Nationale de Credit Agricole
3/24/97 5.62  100,000,000  100,000,000
Canadian Imperial Bank of Commerce
12/5/96 5.63  15,000,000  15,000,000
Commerzbank, Germany
10/1/96 5.38  100,000,000  100,000,000
11/4/96 5.35  100,000,000  100,000,000
Commonwealth Bank of Australia
11/8/96 5.42  19,000,000  19,000,000
Deutsche Bank, Germany
3/4/97 5.76  50,000,000  50,000,000
Dresdner Bank, Germany
10/15/96 5.43  25,000,000  25,000,000
Landesbank Hessen - Thuringen
11/6/96 5.40  50,000,000  50,000,493
9/5/97 6.20  40,000,000  40,003,544
National Australia Bank
10/2/96 5.41  5,000,000  5,000,006
National Westminster Bank, PLC
2/12/97 5.54  50,000,000  50,000,000
Royal Bank of Canada
10/31/96 5.45  32,000,000  31,998,598
12/31/96 5.52  15,000,000  14,998,711
Sanwa Bank, Ltd.
10/4/96 5.50  35,000,000  35,000,000
10/28/96 5.66  19,000,000  19,000,000
10/31/96 5.68  18,000,000  18,000,000
11/4/96 5.69  52,000,000  52,000,000
Societe Generale, France
11/6/96 5.36  35,000,000  35,000,664
12/2/96 5.52  40,000,000  40,000,000
Sumitomo Bank, Ltd.
10/9/96 5.50  35,000,000  35,000,000
10/15/96 5.50  17,000,000  17,000,000
11/14/96 5.50  17,000,000  17,000,000
Westpac Banking Corp.
3/3/97 5.80  12,000,000  12,000,000
  1,833,005,531
CERTIFICATES OF DEPOSIT - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 5.0%
Abbey National, Treasury Services
11/13/96 5.52% $ 25,000,000 $ 25,000,000
12/3/96 5.52  75,000,000  75,000,000
Bank of Scotland Treasury Services
3/17/97 5.75  15,000,000  15,000,000
Bank of Tokyo - Mitsubishi Ltd.
10/2/96 5.47  35,000,000  35,000,124
10/21/96 5.45  5,000,000  5,000,023
Banque Nationale de Paris
12/4/96 5.56  10,000,000  10,000,346
Bayerische Hypotheken-und Weschel
10/17/96 5.44  25,000,000  25,000,108
11/14/96 5.50  9,000,000  8,999,392
11/29/96 5.50  50,000,000  49,998,204
12/6/96 5.44  15,000,000  15,003,037
2/21/97 5.78  20,000,000  19,981,177
3/10/97 5.80  17,000,000  17,000,000
Bayerische Landesbank Girozentrale
2/19/97 5.75  25,000,000  24,978,449
2/19/97 5.77  20,000,000  19,982,062
Bayerische Vereinsbank A.G.
3/10/97 5.80  10,000,000  10,000,000
Kredietbank, N.V.
10/15/96 5.38  15,000,000  15,000,087
Rabobank Nederland, N.V.
6/4/97 5.96  25,000,000  25,000,806
Swiss Bank Corp.
10/11/96 5.55  50,000,000  50,000,274
  445,944,089
TOTAL CERTIFICATES OF DEPOSIT   2,516,908,469
COMMERCIAL PAPER - 37.9%

ABN-AMRO North America Finance, Inc.
3/6/97 5.76  50,000,000  48,786,667
A.H. Robins Company, Incorporated
10/9/96 5.37  25,000,000  24,970,389
ANZ (DE), Inc.
11/27/96 5.37  25,000,000  24,789,417
AVCO Financial Services
10/22/96 5.35  10,000,000  9,969,083
American Express Credit Corp.
10/23/96 5.35  100,000,000  99,676,112

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
American Home Food Products, Inc.
10/3/96 5.40% $ 50,000,000 $ 49,985,000
American Home Products
10/3/96 5.40  17,900,000  17,894,650
10/25/96 5.34  25,000,000  24,911,333
10/25/96 5.37  45,000,000  44,839,500
10/28/96 5.36  27,000,000  26,892,067
10/28/96 5.40  10,000,000  9,959,875
11/5/96 5.35  35,000,000  34,818,972
Asset Securitization Coop. Corp.
10/1/96 5.45  15,000,000  15,000,000
10/15/96 5.33  20,000,000  19,958,856
10/22/96 5.35  41,000,000  40,873,242
Associates Corp. of North America
10/1/96 6.00  200,000,000  200,000,000
10/22/96 5.35  12,000,000  11,962,900
11/18/96 5.40  50,000,000  49,643,333
11/19/96 5.40  50,000,000  49,635,903
BHF Finance (Delaware), Inc.
11/18/96 5.37  15,000,000  14,894,000
Bear Stearns Cos., Inc.
10/31/96 5.44  16,000,000  15,928,467
Beneficial Corp.
10/8/96 5.40  25,000,000  24,973,896
10/30/96 5.52  10,000,000  9,956,178
CIT Group Holdings, Inc.
10/29/96 5.37  75,000,000  74,688,500
11/6/96 5.38  50,000,000  49,732,500
Caisse d'Amortissement de la Dette Sociale
10/11/96 5.54  42,500,000  42,435,424
10/21/96 5.35  9,000,000  8,973,500
10/22/96 5.50  25,000,000  24,920,813
12/20/96 5.64  25,000,000  24,695,556
3/5/97 5.76  30,000,000  29,276,667
3/10/97 5.82  100,000,000  97,488,888
Caisse des Depots et Consignations
10/11/96 5.40  100,000,000  99,850,556
Capital Asset Funding Co., Inc.
10/25/96 5.35  25,000,000  24,911,667
Cheltenham & Gloucester PLC
11/21/96 5.39  10,000,000  9,924,633
Chrysler Financial Corporation
11/4/96 5.40  10,000,000  9,949,283
12/2/96 5.45  10,000,000  9,907,000
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Citibank Credit Card Master Trust I (Dakota Certificate Program)
10/4/96 5.40% $ 5,000,000 $ 4,997,758
10/7/96 5.42  28,000,000  27,974,800
11/4/96 5.46  10,000,000  9,949,189
11/6/96 5.38  10,000,000  9,946,500
CoreStates Capital Corp.
10/7/96 5.46 (a)  10,000,000  10,000,000
Delaware Funding Corp.
10/21/96 5.35  20,000,000  19,941,111
10/29/96 5.35  20,808,000  20,721,740
10/30/96 5.35  24,548,000  24,442,600
Eiger Capital Corp.
10/15/96 5.34  12,000,000  11,975,267
10/15/96 5.41  11,000,000  10,976,986
10/16/96 5.41  15,000,000  14,966,375
11/25/96 5.37  35,000,000  34,715,528
Electronic Data Systems
11/12/96 5.42  52,000,000  51,674,220
Enterprise Funding Corp.
10/3/96 5.39  6,027,000  6,025,202
10/3/96 5.47  10,000,000  9,996,989
10/10/96 5.40  12,055,000  12,038,786
10/23/96 5.39  8,931,000  8,901,801
10/24/96 5.35  11,010,000  10,972,719
10/28/96 5.38  17,568,000  17,497,904
11/4/96 5.42  3,819,000  3,799,595
11/5/96 5.38  10,000,000  9,947,986
11/6/96 5.36  18,954,000  18,852,975
11/7/96 5.36  9,000,000  8,950,698
Ford Motor Credit Corp.
10/3/96 5.37  40,000,000  39,988,111
10/4/96 5.34  50,000,000  49,977,917
10/7/96 5.49  50,000,000  49,954,750
10/30/96 5.52  40,000,000  39,824,711
GTE Corp.
10/10/96 5.43  15,000,000  14,979,713
10/22/96 5.39  7,000,000  6,978,073
10/29/96 5.40  7,000,000  6,970,763
General Electric Capital Corp.
10/21/96 5.35  25,000,000  24,926,389
11/15/96 5.61  75,000,000  74,486,250
11/25/96 5.37  50,000,000  49,593,611
1/22/97 5.75  50,000,000  49,124,250
3/12/97 5.76  50,000,000  48,740,000

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
General Electric Capital Services Inc.
10/24/96 5.34% $ 25,000,000 $ 24,915,507
11/25/96 5.37  50,000,000  49,593,611
General Electric Co.
10/3/96 5.38  100,000,000  99,970,222
General Motors Acceptance Corp.
10/8/96 5.42  50,000,000  49,947,500
11/26/96 5.68  25,000,000  24,784,944
12/4/96 5.70  22,000,000  21,783,520
2/20/97 5.70  18,000,000  17,606,305
2/24/97 5.71  18,000,000  17,594,850
2/25/97 5.71  36,000,000  35,184,150
3/31/97 5.70  32,000,000  31,108,676
Glaxo Wellcome PLC
10/17/96 5.55  27,700,000  27,632,658
Goldman Sachs Group, L.P. (The)
10/29/96 5.38  100,000,000  99,583,888
Household Finance Corp.
10/22/96 5.35  10,000,000  9,969,083
IBM Credit Corp.
11/26/96 5.38  45,000,000  44,626,900
International Lease Finance Corp.
10/4/96 5.39  7,000,000  6,996,868
Merrill Lynch & Co., Inc.
2/4/97 5.63  25,000,000  24,521,375
3/11/97 5.76  24,000,000  23,398,933
3/12/97 5.68  12,000,000  11,701,650
Morgan Stanley Group, Inc.
10/15/96 5.41  65,000,000  64,864,006
10/16/96 5.41  10,000,000  9,977,583
New Center Asset Trust
10/1/96 5.87  29,000,000  29,000,000
12/2/96 5.63  12,000,000  11,886,333
3/11/97 5.79  10,000,000  9,748,438
Norwest Financial
10/21/96 5.35  25,000,000  24,926,389
Preferred Receivables Funding Corp.
10/2/96 5.39  10,000,000  9,998,508
10/10/96 5.39  10,000,000  9,986,575
10/10/96 5.40  18,000,000  17,975,835
10/16/96 5.37  3,000,000  2,993,350
Royal Bank of Canada
11/29/96 5.58  33,500,000  33,201,878
12/31/96 5.60  10,672,000  10,526,327
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
SBC Finance (DE), Inc.
3/11/97 5.76% $ 75,000,000 $ 73,121,667
Sears Roebuck Acceptance Corp.
10/8/96 5.51  37,000,000  36,960,790
10/21/96 5.36  13,000,000  12,961,650
Sherwood Medical Company
10/21/96 5.49  3,850,000  3,838,343
11/5/96 5.35  32,803,000  32,633,335
Smith Barney, Inc.
10/24/96 5.37  50,000,000  49,829,096
Toronto Dominion Holdings USA, Inc.
3/5/97 5.80  19,000,000  18,538,615
Travelers/Aetna Property Casualty Corp.
10/28/96 5.42  45,000,000  44,817,750
Unifunding, Inc.
10/11/96 5.40  36,000,000  35,946,200
Westpac Capital Corp.
3/11/97 5.76  25,000,000  24,373,889
Wool International
11/6/96 5.43  10,000,000  9,946,500
TOTAL COMMERCIAL PAPER   3,390,859,791
FEDERAL AGENCIES - 7.1%
FEDERAL HOME LOAN BANK - AGENCY COUPONS (A) - 0.5%
10/2/96 5.46  18,000,000  17,999,956
12/13/96 5.51  14,000,000  13,998,243
12/20/96 5.51  14,000,000  13,998,075
  45,996,274
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS (A) - 5.4%
9/29/96 5.35  49,000,000  48,971,269
10/1/96 5.33  35,000,000  34,967,208
10/1/96 5.42  75,000,000  74,938,454
10/1/96 5.48  50,000,000  50,000,000
10/2/96 5.36  100,000,000  99,954,682
10/15/96 5.45  50,000,000  49,971,303
10/17/96 5.56  53,000,000  52,987,875
12/20/96 5.51  43,000,000  42,992,721
12/20/96 5.54  27,000,000  26,986,673
  481,770,185
STUDENT LOAN MARKETING ASSOC. - AGENCY COUPONS (A) - 1.2%
10/16/96 5.68  105,000,000  105,000,000
TOTAL FEDERAL AGENCIES    632,766,459
BANK NOTES - 5.4%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Bank of America National Trust & Savings Assoc.
3/12/97 5.75% $ 25,000,000 $ 25,000,000
Bank of New York - Delaware
10/30/96 5.78 (a)  30,000,000  30,000,000
Comerica Bank
10/27/96 5.68 (a)  25,000,000  24,999,063
Fifth Third Bank - Cincinnati
2/24/97 5.80  20,000,000  19,978,058
First National Bank of Boston
10/7/96 5.41  57,000,000  57,000,000
First National Bank of Chicago
11/25/96 5.40  50,000,000  49,999,519
First Union National Bank of North Carolina, NA
11/13/96 5.46  25,000,000  25,000,000
12/27/96 5.56 (a)  33,000,000  32,996,202
Key Bank NA
10/1/96 5.44 (a)  44,000,000  43,975,190
Morgan Guaranty Trust, NY
6/6/97 6.00  25,000,000  24,991,847
PNC Bank
10/8/96 5.47  38,000,000  37,982,011
10/21/96 5.46 (a)  14,000,000  13,998,673
10/21/96 5.48 (a)  38,000,000  37,995,972
Seattle First National Bank
10/4/96 5.43 (a)  25,000,000  24,994,807
Wachovia Bank of North Carolina, NA
10/25/96 5.46 (a)  40,000,000  39,998,476
TOTAL BANK NOTES    488,909,818
MASTER NOTES (A) - 2.5%

Goldman Sachs Group, L.P. (The)
11/8/96 5.50  39,000,000  39,000,000
J.P. Morgan Securities
10/7/96 5.49  60,000,000  60,000,000
10/7/96 5.50  74,000,000  74,000,000
Norwest Corp.
10/1/96 5.44  52,000,000  52,000,000
TOTAL MASTER NOTES    225,000,000
MEDIUM-TERM NOTES (A) - 2.6%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Beneficial Corp.
10/19/96 5.63% $ 23,000,000 $ 22,996,837
11/3/96 5.65  8,000,000  7,999,163
General Motors Acceptance Corp.
10/23/96 5.67  18,000,000  18,005,286
11/1/96 5.68  40,000,000  40,000,000
2/13/97 5.32  20,000,000  19,999,420
Merrill Lynch & Co.
10/18/96 5.44  35,000,000  34,993,929
Morgan Stanley Group, Inc.
10/1/96 5.46  42,000,000  42,000,000
Pacific Mutual Life Insurance Co. (c)
12/9/96 5.72  20,000,000  20,000,000
Transamerica Life Insurance and Annuity Co. (c)
12/15/96 5.59  24,000,000  24,000,000
TOTAL MEDIUM-TERM NOTES    229,994,635
SHORT-TERM NOTES (A) - 4.3%

Capital One Funding Corp. (1994-C)
10/7/96 5.61  10,843,000  10,843,000
Capital One Funding Corp. (1995-E)
10/7/96 5.61  7,000,000  7,000,000
Capital One Funding Corp. (1996-C)
10/7/96 5.61  18,860,000  18,860,000
Liquid Asset Backed Securities Trust (1996-1) (b)
10/15/96 5.53  33,000,000  33,000,000
Liquid Asset Backed Securities Trust (1996-2) (b)
10/1/96 5.47  56,000,000  56,000,000
SMM Trust (1995-D) (b)
10/27/96 5.68  63,000,000  63,000,000
SMM Trust (1995-N) (b)
11/8/96 5.55  16,000,000  16,000,000
SMM Trust (1995-P) (b)
12/15/96 5.68  11,000,000  11,000,000
SMM Trust (1996-B) (b)
10/4/96 5.49  8,000,000  8,000,000
SMM Trust (1996-I) (b)
10/30/96 5.49  15,000,000  15,000,000
SMM Trust (1996-V) (b)
12/26/96 5.71  150,000,000  150,000,000
TOTAL SHORT-TERM NOTES    388,703,000
TIME DEPOSITS - 3.5%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)

Bank of Tokyo - Mitsubishi Ltd.
10/7/96 5.50% $ 23,000,000 $ 23,000,000
11/4/96 5.47  36,000,000  36,000,000
Canadian Imperial Bank of Commerce
10/1/96 6.00  100,000,000  100,000,000
Deutsche Bank, A.G.
10/1/96 6.00  33,000,000  33,000,000
Sanwa Bank, Ltd.
10/4/96 5.44  34,000,000  34,000,000
Sumitomo Bank, Ltd.
10/15/96 5.55  20,000,000  20,000,000
10/15/96 5.56  10,000,000  10,000,000
10/16/96 5.56  36,000,000  36,000,000
10/30/96 5.47  22,000,000  22,000,000
TOTAL TIME DEPOSITS    314,000,000
MUNICIPAL  OBLIGATIONS - 0.1%
New York City, NY
10/8/96 5.58  8,735,000  8,735,000
REPURCHASE AGREEMENTS - 8.4%
 MATURITY
 AMOUNT
In a joint trading account:
 (U.S. Treasury Obligations)
 dated 9/30/96 due 10/1/96
  At 5.75%  $ 127,249,324  127,229,000
 (U.S. Government Obligations):
  dated 9/30/96 due 10/1/96:
   At 5.87%   125,020,387  125,000,000
  dated 9/25/96 due 10/2/96:
   At 5.40%   500,525,000  500,000,000
TOTAL REPURCHASE AGREEMENTS   752,229,000
TOTAL INVESTMENTS - 100%  $ 8,954,776,976
Total Cost for Income Tax Purposes  $ 8,954,776,976

LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $352,000,000 or 4.02% of net assets.
3. Restricted security; subject to resale restrictions.
INCOME TAX INFORMATION
At March 31, 1996, the fund had a capital loss carryforward of approximately $2,025,000 of which $336,000, $898,000, $547,000 and $244,000 will expire on March 31, 2001, 2002, 2003 and 2004, respectively.
FIDELITY INSTITUTIONAL CASH PORTFOLIOS: MONEY MARKET

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 SEPTEMBER 30, 1996 (UNAUDITED)

4.ASSETS

Investment in securities, at value (including repurchase agreements of $752,229,000) -                   $ 8,954,776,976
See accompanying schedule

Receivable for investments sold                                                                           271,000

Interest receivable                                                                                       40,317,859

 5.TOTAL ASSETS                                                                                           8,995,365,835

6.LIABILITIES

Payable to custodian bank                                                                 $ 72,977

Payable for investments purchased                                                          226,003,840

Distributions payable                                                                      14,017,338

Accrued management fee                                                                     1,148,755

Other payables and accrued expenses                                                        1,054,148

 7.TOTAL LIABILITIES                                                                                      242,297,058

8.NET ASSETS                                                                                             $ 8,753,068,777

Net Assets consist of:

Paid in capital                                                                                          $ 8,755,090,647

Accumulated net realized gain (loss) on investments                                                       (2,021,870)

9.NET ASSETS                                                                                             $ 8,753,068,777

10.11.CLASS I:                                                                                            $1.00
12.NET ASSET VALUE, offering price and redemption price per share
 ($8,408,017,294 (divided by) 8,409,936,727 shares)

13.CLASS II:                                                                                              $1.00
14.NET ASSET VALUE, offering price and redemption price per share
 ($41,337,878 (divided by) 41,347,315 shares)

15.CLASS III:                                                                                             $1.00
16.NET ASSET VALUE, offering price and redemption price per share
 ($303,713,605 (divided by) 303,782,939 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)

17.18.INTEREST INCOME                                                     $ 216,087,428

19.EXPENSES

Management fee                                             $ 7,921,864

Transfer agent fees                                         2,184,182
Class I

 Class II                                                   12,304

 Class III                                                  67,868

Distribution fees                                           53,855
Class II

 Class III                                                  362,965

Accounting fees and expenses                                324,358

Non-interested trustees' compensation                       22,451

Custodian fees and expenses                                 78,309

Registration fees                                           487,738
Class I

 Class II                                                   73,015

 Class III                                                  73,512

Audit                                                       35,556

Legal                                                       25,619

Miscellaneous                                               16,260

 Total expenses before reductions                           11,739,856

 Expense reductions                                         (4,198,507)    7,541,349

20.NET INTEREST INCOME                                                     208,546,079

21.NET REALIZED GAIN (LOSS) ON INVESTMENTS                                 3,498

22.NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $ 208,549,577


STATEMENT OF CHANGES IN NET ASSETS

                                                                       SIX MONTHS ENDED    YEAR ENDED
                                                                       SEPTEMBER 30,       MARCH 31,
                                                                       1996 (UNAUDITED)    1996

23.INCREASE (DECREASE) IN NET ASSETS

Operations                                                             $ 208,546,079       $ 381,241,470
Net interest income

 Net realized gain (loss)                                               3,498               (244,561)

 24.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     208,549,577         380,996,909

Distributions to shareholders                                           (199,414,040)       (370,298,086)
From net interest income
 Class I

  Class II                                                              (1,840,322)         (817,553)

  Class III                                                             (7,291,717)         (10,125,831)

 25.TOTAL DISTRIBUTIONS                                                 (208,546,079)       (381,241,470)

Share transactions - net increase (decrease)                            1,942,068,817       1,336,131,211
at net asset value of $ 1.00 per share:
 Class I

  Class II                                                              (22,871,945)        64,219,260

  Class III                                                             74,184,989          (227,832,339)

 26.TOTAL SHARE TRANSACTIONS                                            1,993,381,861       1,172,518,132

  27.TOTAL INCREASE (DECREASE) IN NET ASSETS                            1,993,385,359       1,172,273,571

28.NET ASSETS

 Beginning of period                                                    6,759,683,418       5,587,409,847

 End of period                                                         $ 8,753,068,777     $ 6,759,683,418


FINANCIAL HIGHLIGHTS - CLASS I
      SIX MONTHS ENDED    YEARS ENDED MARCH 31,
      SEPTEMBER 30,
      1996

      (UNAUDITED)         1996                    1995   1994   1993   1992


SELECTED PER-SHARE DATA

Net asset value, beginning of period       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000

Income from Investment Operations

 Net interest income                        .026          .057          .049          .032          .035          .055

Less Distributions

 From net interest income                   (.026)        (.057)        (.049)        (.032)        (.035)        (.055)

Net asset value, end of period             $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000

TOTAL RETURN B                              2.67%         5.90%         4.99%         3.20%         3.58%         5.59%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)    $ 8,408,017   $ 6,465,953   $ 5,130,123   $ 3,200,277   $ 4,332,995   $ 3,990,395

Ratio of expenses to average net assets     .18% A,       .18% C        .18% C        .18% C        .18% C        .18% C
                                            C

Ratio of net interest income to average     5.28% A       5.73%         5.00%         3.15%         3.50%         5.42%
net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS II
      SIX MONTHS ENDED    NOVEMBER 6, 1995
      SEPTEMBER 30,
      1996                (COMMENCEMENT
                          OF OPERATIONS) TO
                           MARCH 31,

      (UNAUDITED)         1996

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 1.000      $ 1.000

Income from Investment Operations

 Net interest income                                   .026         .022

Less Distributions

 From net interest income                              (.026)       (.022)

Net asset value, end of period                        $ 1.000      $ 1.000

TOTAL RETURN B                                         2.59%        2.17%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 41,338     $ 64,200

Ratio of expenses to average net assets                .33% A, C    .33% A, C

Ratio of net interest income to average net assets     5.13% A      5.29% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS III

      SIX MONTHS ENDED    YEARS ENDED MARCH 31,                NOVEMBER 17, 1993
      SEPTEMBER 30,                                            (COMMENCEMENT
      1996                                                     OF OPERATIONS) TO
                                                                MARCH 31,

      (UNAUDITED)         1996                    1995         1994



SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 1.000      $ 1.000     $ 1.000     $ 1.000

Income from Investment Operations

 Net interest income                                   .025         .055        .046        .011

Less Distributions

 From net interest income                              (.025)       (.055)      (.046)      (.011)

Net asset value, end of period                        $ 1.000      $ 1.000     $ 1.000     $ 1.000

TOTAL RETURN B                                         2.54%        5.61%       4.66%       1.08%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 303,714    $ 229,530   $ 457,286   $ 89,463

Ratio of expenses to average net assets                .43% A, C    .45% C      .50% C      .50% A,
                                                                                            C

Ratio of net interest income to average net assets     5.02% A      5.46%       4.94%       2.83% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FIDELITY INSTITUTIONAL TAX-EXEMPT CASH PORTFOLIOS: TAX-EXEMPT

INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
Showing Percentage of Total Value of Investments


MUNICIPAL SECURITIES (A) - 100%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
ALABAMA - 3.4 %
Alabama Hsg. Fin. Auth. Multi-Family Hsg. Rev. (Homewood Gardens Proj.) Series 1991 C,
4.30%, LOC Southtrust Bank of Alabama, VRDN $ 2,285,000 $ 2,285,000 Alabama Hsg. Fin. Auth. Multi-Family Hsg. Rfdg. Rev., VRDN:
 (Rime Village Hoover Proj.) Series 1996 A, 3.85% (FNMA Guaranteed) 22,400,000 22,400,000
 (Rime Village Huntsville) Series 1996 B, 3.85% (FNMA Guaranteed)
2,000,000  2,000,000
Alabama Private Coll. & Univ. Facs. Auth. Rev. Series 1985 A, 3.90% (FGIC
Insured)
(BPA Southtrust Bank of Alabama) VRDN   5,600,000  5,600,000
Anniston Ind. Dev. Board (Monsanto Company Proj.) Series 1992, 3.80%, VRDN
 9,100,000  9,100,000
Anniston Solid Waste Disposal Auth. (Monsanto Co. Proj.) Series 1992,
3.80%, VRDN   2,230,000  2,230,000
Decatur Ind. Dev. Board (Monsanto Co. Proj.) Series 1990, 3.80%, VRDN 5,925,000 5,925,000
Decatur Poll. Cont. Rev. Rfdg. (Monsanto Co. Proj.) VRDN:
 Series 1992, 3.80%   900,000  900,000
 Series 1994, 3.80%   3,115,000  3,115,000
Huntsville Ind. Dev. Board Ind. Dev. Rev. (PPG Inds. Inc. Proj.) Series
1992, 3.85%, VRDN   1,000,000  1,000,000
Montgomery BMC Special Care Facs. Hosp. Rev., VRDN:
(VHA Cap. Asset Prog.):
  Series 1985 B, 3.90% (AMBAC Insured) (BPA Mellon Bank)   4,500,000
4,500,000
  Series 1985 D, 3.90% (AMBAC Insured) (BPA Mellon Bank)   1,000,000
1,000,000
  Series 1985 F, 3.90% (AMBAC Insured) (BPA Mellon Bank)   9,000,000
9,000,000
Tarrant City Ind. Dev. Board Rev. Rfdg. (Philip Morris Co. Inc.) Series
1993, 3.90%, VRDN   2,300,000  2,300,000
Tuscaloosa County Port Auth. Rev. (Capstone Hotel Ltd. Proj.) Series 1989 A, 3.90%,
LOC Southtrust Bank of Alabama, VRDN   4,295,000  4,295,000
   75,650,000
ALASKA - 1.6 %
Alaska Hsg. Fin. Corp. Gen. Mtg. Rev. Series 1991 C, 3.90% (BPA Swiss Bank
Corp.) VRDN   29,100,000  29,100,000
North Slope Borough Gen. Oblig. Rfdg. Bonds Series 1988 G,
7.50% 6/30/97 (AMBAC Insured)   2,000,000  2,052,035
Valdez Marine Terminal Rev. Rfdg. Bonds (Atlantic Richfield Co.)
Series 1994 A, 3.70%, tender 10/15/96   1,500,000  1,500,000
Valdez Marine Terminal Rev. Rfdg. (Atlantic Richfield Co.) Series 1994 B,
3.95%, VRDN   1,700,000  1,700,000
   34,352,035
ARIZONA - 6.4 %
Apache County Ind. Dev. Auth. Rev. (Tucson Elec. Pwr. Co. Springerville Proj.) VRDN:
 Series 1983 A, 3.85%, LOC Barclays Bank PLC   16,600,000  16,600,000
 Series 1983 B, 3.85%, LOC Bank of New York NY   25,000,000  25,000,000
 Series 1983 C, 3.85%, LOC Bankers Trust Company   19,750,000  19,750,000
Arizona Health Facs. Auth. Rev., VRDN:
 (Samcor 1986 Loan Pool-Samaritan Health Care) 3.90% (FGIC Insured)
 (BPA Chase Manhattan Bank)   19,430,000  19,430,000
 (Voluntary Hosp. Federation Pooled Loan Prog.) Series 1985 A, 3.90%
 (FGIC Insured) (Liquidity Facility Citibank, NA)   9,700,000  9,700,000
Maricopa County Ind. Dev. Auth. Ind. Dev. Rev. (Royal Oaks-Sun City Proj.) Series 1990,
3.80%, LOC Bank of America, VRDN   4,100,000  4,100,000
Phoenix Gen. Oblig. Series 1995-2, 3.95%, (BPA Morgan Guaranty Trust Co.,
NY) VRDN   4,400,000  4,400,000
Phoenix Ind. Dev. Auth. Multi-Family Hsg. Rev., VRDN:
 Rfdg. (Paradise Lakes Apt. Proj.) Series 1995, 4.05%, LOC GE Capital Corp. 17,500,000 17,500,000
 (Del Mar Terrace Apts. Proj.) Series 1984, 3.80%, LOC Bank of America 11,300,000 11,300,000
 (Paradise Shadows II Apt. Proj.) Series 1989, 3.80%, LOC Citibank, NA 5,100,000 5,100,000
Pima County Ind. Dev. Auth. Multi-Family Hsg. Rev. (La Cholla Apt. Proj.) Series 1996,
3.85%, LOC Texas Commerce Bank, Houston, VRDN   2,000,000  2,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
ARIZONA - CONTINUED
Pinal County Ind. Dev. Auth. Hosp. Rev. (Casa Grande Medical Ctr. Proj.) Series 1995,
3.75%, LOC Chase Manhattan Bank, VRDN  $ 2,800,000 $ 2,800,000
Tempe Ind. Dev. Auth. Multi-Family Hsg. Rev. (Elliot's Crossing Apts.)
Series 1985, 3.80%, LOC Citibank, NA, VRDN   3,950,000  3,950,000
   141,630,000
ARKANSAS - 0.6 %
Arkansas Hosp. Equip. Fin. Auth. Rev., VRDN:
 (Baptist Health Proj.) Series 1995, 3.90%, LOC Credit Suisse   5,425,000
5,425,000
 (Jefferson Hosp. Assoc., Inc. Proj.) Series 1989, 3.85%, LOC Krediet Bank,
NV   4,530,000  4,530,000
Crossett Poll. Cont. Rev. Rfdg. (Georgia-Pacific Corp. Proj.) Series 1991,
3.90%,
LOC SunTrust Bank, Atlanta, VRDN   3,500,000  3,500,000
   13,455,000
CALIFORNIA - 3.6 %
Alameda County TRAN 4.50% 6/30/97   5,800,000  5,822,860
California Gen. Oblig.:
 Participating VRDN, 3.90% (Liquidity Facility Citibank, NA) (b)
1,555,000  1,555,000
 RAN Series 1996-97, 4.50% 6/30/97   12,000,000  12,045,798
California School Cash Reserves Prog. TRAN Series 1996 A, 4.75% 7/2/97 6,700,000 6,743,575
Fresno TRAN 4.50% 6/30/97   3,800,000  3,816,344
Los Angeles Commty. College Dist. TRAN Series 1996-97, 4.50% 7/1/97 3,200,000 3,211,488
Los Angeles County Metropolitan Trans. Auth. Participating VRDN (b):
 Series SG-B2, 3.80% (Liquidity Facility Societe Generale, France) 12,000,000 12,000,000
 Series SG-46, 3.85% (AMBAC Insured) (Liquidity Facility Societe Generale,
France)   600,000  600,000
Los Angeles County TRAN Series 1996-97, 4.50% 6/30/97   4,000,000
4,015,665
Los Angeles TRAN Series 1996, 4.50% 6/19/97   10,000,000  10,042,668
Oakland TRAN Series 1996, 4.75% 6/30/97   5,800,000  5,836,189
Riverside County School Dist. TRAN Series 1996-76, 4.625% 7/17/97
2,000,000  2,008,738
Santa Clara Unified School Dist. TRAN Series 1996, 4.50% 7/2/97   1,900,000
1,908,224
South Coast Local Ed. Agcy. TRAN Series 1996, 4.75% 6/30/97   3,000,000
3,014,589
Ventura County TRAN Series 1996, 4.75% 7/2/97   6,100,000  6,132,439
   78,753,577
COLORADO - 0.9 %
Colorado Health Facs. Auth. Rev. (Sisters of Charity Health Care) Series 1992 A, 3.80%
(BPA Dresdner Bank A.G. Germany/Toronto-Dominion Bank) VRDN   5,000,000
5,000,000
Colorado Postsecondary Ed. Facs. Auth. Participating VRDN, Series 1996 C,
4.10% (Liquidity Facility Norwest Bank NA, Minnesota) (b)   3,350,000
3,350,000
Fort Lupton Water Rev. BAN Series 1996, 4.10% 1/10/97   1,200,000
1,200,000
Moffat County Poll Cont. Rev. Bonds (Tri-State Generation Proj.) 4.15%
11/1/96
(AMBAC Insured)    1,010,000  1,010,352
Pueblo County School Dist. Participating VRDN, Series 1996 G, 4.10% (MBIA
Insured)
(Liquidity Facility Norwest Bank NA, Minnesota) (b)   2,220,000  2,220,000
Smith Creek County Metropolitan Dist. Series 1995, 3.85%, LOC NationsBank
of TX, VRDN   3,900,000  3,900,000
Univ. of Colorado (Enterprise Sys.) 3.85% (BPA Morgan Guaranty Trust Co.,
NY) VRDN   2,100,000  2,100,000
   18,780,352
CONNECTICUT - 0.1 %
Mashantucket Western Pequot Tribe Series 1996, 3.40% 10/24/96, LOC Bank of
America, CP   2,800,000  2,800,000
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
DELAWARE - 0.5 %
Delaware Econ. Dev. Auth. Poll. Cont. Rev. Rfdg. (Philip Morris Co. Inc.
Proj.)
Series 1992, 3.90%, VRDN  $ 3,300,000 $ 3,300,000
Delaware Econ. Dev. Auth. Rev., VRDN:
 (Hosp. Billing & Collection Svcs. Proj.) Series 1985 B, 3.90% (MBIA
Insured)
 (BPA Morgan Stanley Group, Inc.)   5,200,000  5,200,000
 (Peninsula United Methodist Homes Inc.) Series 1992 B, 3.85%, LOC
Corestates Bank   1,985,000  1,985,000
   10,485,000
FLORIDA - 7.9 %
Alachua County Health Facs. Rev. Bonds (Academic Research Bldg. Proj.)
Series 1989, 3.75%, tender 12/11/96, LOC Barnett Bank NA   1,500,000
1,500,000
Broward County Hsg. Fin. Auth. Multi-Family Hsg. Rev., VRDN:
 (Jacaranda Village Apts. Proj.) 3.95%, LOC Marine Midland, NA   1,800,000
1,800,000
 (Lake Park Assoc. Ltd. Partnership) Series 1985, 3.90%, LOC Key Bank, NA 4,000,000 4,000,000
 (Palm Aire-Oxford Proj.) Series 1990, 4.20% (Continental Casualty Co.
Guaranteed)   1,620,000  1,620,000
Dade County Ind. Dev. Auth. (Florida Pwr. & Light Co. Proj.) Series 1993,
3.95%, VRDN   2,800,000  2,800,000
Dade County Ind. Dev. Auth. Ind. Dev. Rev. (South Dade Jewish Commty. Ctr.)
3.90%,
LOC SunTrust Bank, Miami, NA, VRDN   700,000  700,000
Escambia County Poll. Cont. Rev. Rfdg. (Monsanto Co. Proj.) Series 1994,
3.80%, VRDN   1,000,000  1,000,000
Escambia County Rev. Rfdg. (Pacer Industries) Series 1991, 3.90%,
LOC SunTrust Bank, Atlanta, VRDN   1,700,000  1,700,000
Florida Dept. of Trans. Participating VRDN, 3.90% (Liquidity Facility
Societe Generale, France) (b)   1,700,000  1,700,000
Florida Hsg. Fin. Agcy. Multi-Family Hsg. Rev., VRDN:
 (Parrot's Landing Proj.) Series 1985 AA, 3.90% (FNMA Guaranteed)
4,000,000  4,000,000
 (Sun Pointe Cove Apts. Proj.) Series 1985 XX, 3.90% (FNMA Guaranteed) 3,500,000 3,500,000
Florida Local Govt. Finance Auth. Rev. Series A, 3.65% 11/26/96,
LOC First Union Nat'l. Bank of Florida, CP   3,500,000  3,500,000
Florida State Board of Ed. Participating VRDN, Series CR-163, 4%
(Liquidity Facility Citibank, NA) (b)   3,000,000  3,000,000
Gulf Breeze Rev. Series 1995 A, 3.90%, LOC Barnett Bank, NA, VRDN
2,600,000  2,600,000
Indian River County Hosp. Dist. Hosp. Rev. Bonds Series 1990,
3.65%, tender 12/11/96, LOC Kriedietbank, NV   3,200,000  3,200,000
Jacksonville Elec. Auth. Rev. Series A, 3.60% 10/18/96
(Liquidity Morgan Guaranty Trust Co.) CP   2,000,000  2,000,000
Jacksonville Hosp. Rev. (Baptist Med. Ctr. Proj.) VRDN:
 Series 1984, 3.575%, LOC First Union Nat'l. Bank of Florida   9,000,000
9,000,000
 Series 1989, 3.80%, LOC First Union Nat'l. Bank of Florida   6,000,000
6,000,000
Jacksonville Ind. Dev. Rev. Rfdg. (Arpt. Hotel Proj.) Series 1993, 3.85%,
LOC Northern Trust Co., VRDN   3,000,000  3,000,000
Jacksonville River City Renaissance Prog., CP:
 3.70% 10/15/96   3,200,000  3,200,000
 3.70% 12/9/96   6,700,000  6,700,000
Lee County Hsg. Fin. Auth. Multi-Family Hsg. Rev. Rfdg. (Forestwood Apts.
Proj.)
3.90% (FNMA Guaranteed) VRDN   6,800,000  6,800,000
Liberty County Ind. Dev. Rev. (Timber Energy Resources Inc. Proj.) Series
1994,
3.90%, LOC Bank of Montreal, VRDN   2,100,000  2,100,000
Orange County Health Facs. Rev. (Adventist Health Sys.) 3.85%,
LOC Rabobank Nederland, NV, VRDN   4,500,000  4,500,000
Orange County Hsg. Fin. Auth. Rev. (Smokewood/Sun Key Apt. Proj.) Series A,
3.80%,
LOC Citibank, NA, VRDN   2,500,000  2,500,000
Orlando Utils. Commission Wtr. & Elec. Rev. Participating VRDN, Series
BT-199, 4%
(Liquidity Facility Bankers Trust Company) (b)   1,200,000  1,200,000
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
FLORIDA - CONTINUED
Pasco County Hsg. Fin. Auth. Multi-Family Hsg. Rev. (Carlton Arms of Magnolia Valley)
Series 1985, 3.925%, LOC Bankers Trust Company, VRDN  $ 2,000,000 $
2,000,000
Pinellas County Health Fac. Auth. Rev. (Bayfront Med.) 3.80% (FGIC Insured)

(BPA Barnett Bank NA) VRDN   1,300,000  1,300,000
Putnam County Dev. Auth. Bonds (Seminole Elec. Co-op Proj.) Series 1984
H-3,
3.80%, tender 3/15/97 (CFC-Nat'l. Rural Utils. Guaranteed)   4,500,000
4,500,000
Putnam County Poll. Cont. Rev. (Seminole Elec. Coop. Inc. Proj.) Series 1984 H-1, 3.95%
(CFC-Nat'l. Rural Utils. Guaranteed) VRDN   12,950,000  12,950,000
St. Lucie County Poll. Cont. Rfdg. Bonds (Florida Pwr. & Light Co. Proj.):
 Series 1994 A:
  3.60%, tender 10/22/96   4,500,000  4,500,000
  3.70%, tender 12/9/96   2,300,000  2,300,000
Sarasota County Pub. Hosp. Dist. Bonds (Sarasota Memorial Hosp.):
 Series 1985 C, 3.75%, tender 12/10/96, LOC Sumitomo Bank, Ltd.   1,000,000
1,000,000
 Series 1991:
  3.70%, tender 10/23/96 (Liquidity Facility Goldman Sachs & Company) 5,000,000 5,000,000
  3.70%, tender 12/10/96 (Liquidity Facility Goldman Sachs & Company) 5,000,000 5,000,000
 Series 1993 A, 3.70%, tender 12/11/96 (Liquidity Facility Goldman Sachs &
Company)   6,600,000  6,600,000
Sunrise Util. Sys. Participating VRDN, Series SG-16, 3.90%
(Liquidity Facility Societe Generale, France) (b)   2,900,000  2,900,000
Sunshine State Govt. Fing. Commission Rev. Bonds Series 1986, 3.70%, tender
12/10/96   1,500,000  1,500,000
Sunshine State Govt. Fing. Commission Series 1994, CP:
 3.65% 10/10/96   4,540,000  4,540,000
 3.70% 10/10/96   8,030,000  8,030,000
 3.60% 10/17/96   2,680,000  2,680,000
 3.60% 10/21/96   12,075,000  12,075,000
 3.70% 12/6/96   10,220,000  10,220,000
 3.70% 12/9/96   2,000,000  2,000,000
University of North Florida Foundation Inc. Rev. Series 1994, 3.80%,
LOC First Union National Bank NC, VRDN   2,000,000  2,000,000
   174,715,000
GEORGIA - 5.0 %
Clayton Hsg. Auth. Multi-Family Hsg. Rev. (Kimberly Forest Apts.) Series
1990 B,
3.90% (FSA Insured) (BPA Barclays Bank PLC) VRDN   1,400,000  1,400,000
Cobb County Dev. Auth. Rev. (Institute of Nuclear Operations) Series 1992,
3.90%,
LOC SunTrust Bank of Alabama, VRDN   7,775,000  7,775,000
Columbia County Residential Care Facs. for Elderly (Augusta Resource Ctr. on Aging)
Series 1994, 3.90%, LOC SunTrust Bank, Atlanta, VRDN   4,600,000  4,600,000
Columbia County Residential Care Facs. Rev. (Augusta Residential Ctr./Brandon Wilde
Lifecare Ctr.) 3.90%, LOC SunTrust Bank, Atlanta, VRDN   7,310,000
7,310,000
Dekalb County Dev. Auth. Dev. Rev. (A.G. Rhodes Home at Wesley Woods, Inc.
Proj.)
Series 1996 C, 3.80%, LOC SunTrust Bank, Atlanta, VRDN   4,000,000
4,000,000
DeKalb County Hsg. Auth. Multi-Family Hsg. Rev., VRDN:
 Rfdg. (Winterscreek Apts/ Proj.) 3.90% (FNMA Guaranteed)   2,500,000
2,500,000
 (Post Brook Proj.) 3.85% (FNMA Guaranteed)   4,050,000  4,050,000
Fulton County Dev. Auth. Rev. (Robert W. Arts Ctr.) 3.45%, LOC SunTrust
Bank, Atlanta, VRDN   3,500,000  3,500,000
Fulton County Hsg. Auth. Multi-Family Hsg. Rev., VRDN:
 Rfdg. (Holcomb's Landing Apts. Proj.) 3.90%, LOC First Union National Bank
of NC   2,400,000  2,400,000
 Rfdg. (Spring Creek Crossing Proj.) 3.90%, LOC Wachovia Bank of Georgia 13,000,000 13,000,000
 (Champions Green Apts.) Series A, 3.45%, LOC Southtrust Bank of Alabama 13,860,000 13,860,000
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
GEORGIA - CONTINUED
Georgia Gen. Oblig. Participating VRDN, Series BT-194, 3.95%
(Liquidity Facility Bankers Trust Company) (b) $ 4,285,000 $ 4,285,000 Georgia Muni. Elec. Auth. Bonds Gen. Resolution Prog.) Series 1985 A,
3.70%, tender 10/9/96   2,000,000  2,000,000
Georgia Muni. Elec. Auth. Participating VRDN, Series SG-40, 3.95%
(Liquidity Facility Societe Generale, France) (b)   8,610,000  8,610,000
Gwinnett County Hsg. Auth. Multi-Family Hsg. Rev. (Post Corners Proj.) Series 1996,
3.85% (FNMA Guaranteed) VRDN   5,000,000  5,000,000
Macon-Bibb County Hosp. Auth. Rev. (Med. Ctr. of Central Georgia) 3.90%,
LOC SunTrust Bank Atlanta, VRDN   1,400,000  1,400,000
Macon-Bibb County Urban Dev. Auth. Rev. (Charter Med. Macon, Inc. Proj.)
3.75%,
LOC Bank of Tokyo-Mitsubishi, Ltd., VRDN   1,800,000  1,800,000
Marietta Hsg. Auth. Multi-Family Hsg. Rev. Rfdg. (Wood Pointe Apts.) Series 1993, 3.90%,
LOC First Union Nat'l. Bank of NC, VRDN   4,000,000  4,000,000
Metro Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN, Series SG-57, 3.95%
(Liquidity Facility Societe Generale, France) (b)   8,605,000  8,605,000
Rockdale County TAN Series 1996, 4.10% 12/31/96   1,300,000  1,300,786
Roswell Hsg. Auth. Multi-Family Hsg. Rev., VRDN:
 (Autumnbrook Apts.) Series 1991 A, 4%, LOC AmSouth Bank, NA   5,200,000
5,200,000
 (Azalea Park Apts.) Series 1996, 3.90% (FNMA Guaranteed)   2,800,000
2,800,000
   109,395,786
IDAHO - 0.4 %
Caribou County Poll. Cont. Rev. Rfdg. (Monsanto Co. Proj.) VRDN:
 Series 1990, 3.80%   3,600,000  3,600,000
 Series 1994 A, 3.80%   3,000,000  3,000,000
 Series 1994 B, 3.80%   1,000,000  1,000,000
Idaho TAN Series 1996, 4.50% 6/30/97   1,000,000  1,004,207
   8,604,207
ILLINOIS - 7.3 %
Chicago School Reform Board of Trustees Participating VRDN, Series BB-96,
4%
(Liquidity Facility Bank of America) (b)   9,000,000  9,000,000
Cook County Rev. (Catholic Charities Hosp.) Series 1988 A-1, 3.85%,
LOC Nat'l. Westminster Bank, VRDN   1,900,000  1,900,000
Du Page Wtr. Commission Wtr. Rev. Participating VRDN, Series CR-162, 3.95%
(Liquidity Facility Citibank, NA) (b)   13,815,000  13,815,000
Illinois Dev. Fin. Auth. Poll. Cont. Rev. Rfdg., VRDN:
 (Commonwealth Edison Co. Proj.) Series 1994 C, 3.85%, LOC ABN-AMRO Bank 3,200,000 3,200,000
 (UNO-VEN Proj.) Series 1994, 3.85%, LOC NBD Bank   7,100,000  7,100,000
Illinois Dev. Fin. Auth. Rev., VRDN:
 (Museum of Contemporary Art Proj.) Series 1994, 3.85%   4,800,000
4,800,000
 (WBEZ Alliance Inc. Proj.) Series 1994, 3.95%, LOC Lasalle National Bank 6,600,000 6,600,000
Illinois Edl. Facs. Auth. Rev.:
 (Art Institute of Chicago):
  Series 1992, 3.90% (BPA Bank of America Illinois) VRDN   2,100,000
2,100,000
  Series 1996, 3.90% (Liquidity Facility Bank of America Illinois) VRDN 10,300,000 10,300,000
 (The Arts Club of Chicago) Series 1996, 3.85%, LOC Northern Trust Company,
VRDN   4,500,000  4,500,000
 Participating VRDN, Series CR-176, 3.95% (Liquidity Facility Citibank, NA)
(b)   10,000,000  10,000,000
Illinois Health Facs. Auth. Multi-Family Rev. (Park Plaza Retirement Ctr.)
3.85%,
LOC Lasalle National Bank, VRDN   1,500,000  1,500,000
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
ILLINOIS - CONTINUED
Illinois Health Facs. Auth. Rev.:
 Bonds:
  (Evanston Hosp. Corp. Proj.) Series 1985 B, 3.15%, tender 1/31/97 $ 6,800,000 $ 6,800,000
  (Univ. of Chicago Proj.) Series 1985 A, 4.50%, tender 1/30/97   3,400,000
3,400,000
 (Children's Mem. Hosp.) Series 1985 B, 3.85%, LOC First Nat'l. Bank of
Chicago, VRDN   4,300,000  4,300,000
 (Decatur Memorial Hosp. Proj.) Series 1996, 3.90% (MBIA Insured)
 (BPA First Nat'l. Bank of Chicago) VRDN   12,500,000  12,500,000
 (Gottlieb Health Resources Inc.) 3.85%, LOC Harris Trust & Savings Bank of
Chicago, VRDN   2,500,000  2,500,000
 (Highland Park Hosp.) Series 1991 B, 3.90% (FGIC Insured) VRDN   5,700,000
5,700,000
 (Lake Forest Hosp. Proj.) 4.50%, LOC First Nat'l. Bank of Chicago, FRDN 2,810,000 2,810,000
 (Methodist Med. Ctr. Proj.) Series 1985 B, 3.75%, LOC Sumitomo Bank, Ltd.,
VRDN   2,300,000  2,300,000
 (Pekin Mem. Hosp. Proj.) Series 1993 C, 3.875%, LOC Lasalle Nat'l. Bank of
Chicago, VRDN   3,300,000  3,300,000
 (West Suburban Hosp. Med. Ctr. Proj.) Series 1991, 3.85%,
 LOC First Nat'l. Bank of Chicago, VRDN   12,600,000  12,600,000
Illinois Regional Trans. Auth. Participating VRDN (b):
 Series SG-10, 3.90% (Liquidity Facility Societe Generale, France) 3,600,000 3,600,000
 Series SG-82, 3.95% (Liquidity Facility Societe Generale, France) 10,500,000 10,500,000
Illinois Tollway Hwy. Priority Rev. Series B, 3.80%, LOC Societe Generale,
France
(MBIA Insured) VRDN   1,500,000  1,500,000
Lisle Village Multi-Family Hsg. Rev. (Four Lakes Proj.) Series 1985 A,
3.90%,
LOC Chase Manhattan Bank, VRDN   3,970,000  3,970,000
Northlake Econ. Dev. Rev. (Dominicks Finer Foods Inc. Proj.) Series 1991 B,
3.85%,
LOC Bankers Trust Company, VRDN   2,400,000  2,400,000
Schaumburg Village Gen. Oblig. Rev. Series 1996 A, 3.85% (BPA Credit
Suisse) VRDN   9,000,000  9,000,000
   161,995,000
INDIANA - 2.1 %
Fort Wayne Econ. Dev. Rev. (Edy's Grand Ice Cream Proj.) Series 1985,
3.925%,
LOC Bank of America NT & SA, VRDN   3,950,000  3,950,000
Indiana Hsg. Fin. Auth. Single-Family Mtg. Rev. Bonds Series 1995 D-1,
3.85%, tender 11/1/96   1,575,000  1,575,000
Indianapolis Econ. Dev. Rev. Rfdg. (Rand McNally & Co. Proj.) Series 1989,
3.85%,
LOC First Union Nat'l. Bank of NC, VRDN   4,000,000  4,000,000
Indianapolis Pub. Impt. TAN Series 1996 A, 4.25% 1/1/97   5,700,000
5,706,879
Merrillville Health Care Facs. Participating VRDN, 4.05% (Liquidity
Facility Bank One Akron) (b)   4,500,000  4,500,000
Purdue Univ. Rev. (Student Fees) Series H, 3.80%, VRDN   3,335,000
3,335,000
Richmond Econ. Dev. Rev. Rfdg. (Friends Fellowship Commty.) Series 1993,
3.85%,
LOC NBD Bank, VRDN   3,500,000  3,500,000
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 B, 3.80%
(AMBAC Insured) (Liquidity Facility Bank of New York) VRDN   1,400,000
1,400,000
South Bend Health Care Facs. Participating VRDN, Series 1992 A,
4.05% (Liquidity Facility Bank One) (b)   3,290,000  3,290,000
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop.):
 Series 1985 L-3:
  3.70%, tender 10/7/96 (Nat'l. Rural Utils.-CFC Guaranteed)   4,410,000
4,410,000
  3.60%, tender 10/17/96 (Nat'l. Rural Utils.-CFC Guaranteed)   3,400,000
3,400,000
 Series 1985 L-5, 3.60%, tender 10/21/96 (Nat'l. Rural Utils.-CFC
Guaranteed)   6,805,000  6,805,000
   45,871,879
IOWA - 0.0 %
Iowa Fin. Auth. Single-Family Rev. Mtg. Bonds Series 1995 A, 3.10%,
tender 2/27/97 (FGIC Insured)   1,000,000  1,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
KANSAS - 0.2 %
Lawrence Gen. Oblig. BAN Series 1995 D, 3.45% 10/1/96  $ 1,000,000 $
1,000,000
Winfield Ind. Dev. Rev. (Binney & Smith, Inc. Proj.) Series 1982 A, 3.59%,
LOC Morgan Guaranty Trust Co., NY, VRDN   5,500,000  5,500,000
   6,500,000
KENTUCKY - 1.4 %
Jefferson County Poll. Cont. Rev. Rfdg. (Philip Morris Co. Inc. Proj)
Series 1992, 3.90%, VRDN   1,300,000  1,300,000
Louisville & Jefferson County Participating VRDN, Series PT-69, 3.95%
(Liquidity Facility Bayerische Hypotheken-und Weschel) (b)   1,700,000
1,700,000
Mason County Poll. Cont. Rev. (East. Pwr. Coop.) VRDN:
 Series 1984 B, 3.95% (National Rural Utils.-CFC Guaranteed)   15,000,000
15,000,000
 Series 1984 B-1, 3.95% (National Rural Utils.-CFC Guaranteed)   12,750,000
12,750,000
   30,750,000
LOUISIANA - 1.8 %
Calcasieu Parish Ind. Dev. (Weingarten Realty Proj.) 3.85%,
LOC Texas Commerce Bank Houston, VRDN   1,990,000  1,990,000
Calcasieu Parish Sales Tax Dist., VRDN:
 Series 1994-99, 4-A, 3.85%, LOC Nat'l. Westminister Bank PLC   1,770,000
1,770,000
 Series 1994-01, 4-A, 3.85%, LOC Nat'l. Westminster Bank PLC   370,000
370,000
Desoto Parish Poll. Cont. Participating VRDN, Series 94 W, 4.10%
(Liquidity Facility Norwest Bank NA, Minnesota) (b)   2,600,000  2,600,000
Desoto Poll. Cont. Rev. Rfdg. (Central Elec. Co. Proj.) 3.70%, LOC Swiss
Bank Corp., VRDN   2,000,000  2,000,000
Jefferson Parish Hosp. Rev. (W. Jefferson Med. Ctr. Dist. #1) Series 1986,
3.90%,
LOC Citibank, NA, VRDN   2,185,000  2,185,000
Lafayette Econ. Dev. Auth. Ind. Dev. Rev. Rfdg. (Holt County of Louisiana Proj.) 4.175%,
LOC Morgan Guaranty Trust Co. NY, VRDN   4,065,000  4,065,000
Louisiana Pub. Facs. Auth. Wtr. Rev. Rfdg. (Louisiana Wtr. Co. Proj.) Series 1993, 3.90%,
LOC Bank One Texas, VRDN   7,500,000  7,500,000
Plaquemines Port Harbor Terminal Dist. Port Fac. Rev. Bonds (Chevron Corp.)

4.05%, tender 9/1/97   1,600,000  1,600,000
West Baton Rouge Parish Ind. Dist. #3 Rev. Rfdg. Bonds (Dow Chemical Co.
Proj.)
Series 1991, 3.70%, tender 10/9/96   16,000,000  16,000,000
   40,080,000
MAINE - 0.1 %
Maine Health & Higher Ed. (VHA-New England Inc.) VRDN:
 Series D, 3.85% (AMBAC Insured) (BPA Mellon Bank)   1,390,000  1,390,000
 Series E, 3.85% (BPA Mellon Bank)   1,135,000  1,135,000
   2,525,000
MARYLAND - 0.6 %
Maryland Econ. Dev. Corp. Rev. Series 1995, 3.85%, LOC NationsBank NA, VRDN
 6,000,000  6,000,000
Maryland Health & Higher Ed. Facs. Auth. Rev. (Helix Hosp.) Series A,
3.85%,
LOC NationsBank NA, VRDN   4,000,000  4,000,000
Montgomery County Consolidated Bond Anticipation Notes Series 1995,
3.55% 10/8/96 (Liquidity Facility Union Bank of Switzerland) CP   2,500,000
2,500,000
   12,500,000
MASSACHUSETTS - 1.0 %
Mass. Bay Trans. Auth. RAN 4.75% 9/5/97   4,200,000  4,229,454
Massachusetts Gen. Oblig.:
 BAN Series 1996 A, 4.25% 6/10/97   7,000,000  7,016,231
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Gen. Oblig.: - continued
 Participating VRDN (b):
  Series CR-147, 4% (Liquidity Facility Citibank, NA)  $ 6,400,000 $
6,400,000
  Series SG-47, 3.90% (Liquidity Facility Societe Generale, France) 3,000,000 3,000,000
M assachusetts Health. & Ed. Facs. Auth. Rev. (Cap. Asset Prog.) Series E,
3.75%,
LOC First Nat'l. Bank of Chicago, VRDN   1,100,000  1,100,000
   21,745,685
MICHIGAN - 4.5 %
Dearborn Econ. Dev. Corp. Ltd. Oblig.Rev. (Oakbrook Common)
Series 1993 3.95%, LOC Mellon Bank, NA VRDN   2,300,000  2,300,000
Detroit School Dist. RAN 4.50% 5/1/97   11,700,000  11,736,198
Grand Rapids Wtr. Supply Sys. Impt. Rev. Rfdg. Series 1993, 3.70%
(FGIC Insured) (Liquidity Facility Societe Generale, France) VRDN
2,300,000  2,300,000
Michigan Hosp. Fin. Auth. Rev.:
 Rfdg. (Mt. Clemens Gen. Hosp.) Series 1994, 3.90%, LOC Comerica Bank, VRDN 15,400,000 15,400,000
 (Daughters of Charity Health Sys. Providence Hosp.) Series 1984, 3.85%,
FRDN   12,450,000  12,450,000
 (Hospital Equip. Loan Prog.):
  3.90%, LOC First of America Bank, VRDN   1,400,000  1,400,000
  Series A, 3.90%, LOC First of America Bank, VRDN   2,800,000  2,800,000
  Series 1995 A, 3.90%, LOC First of America Bank, VRDN   4,000,000
4,000,000
 (St. Mary's Hosp. of Livonia) Series 1996 A, 3.95%, LOC Comerica Bank,
VRDN   1,500,000  1,500,000
Michigan Hsg. Dev. Auth. Ltd. Oblig. Rev.:
 (Laurel Valley Apts.) 3.90%, LOC Nat'l. Westminister Bank PLC, VRDN 4,700,000 4,700,000
 (Shoal Creek Apt. Proj.) 3.90%, LOC Nat'l. Westminster Bank PLC, VRDN 3,000,000 3,000,000
Michigan Muni. Bond Auth. RAN:
 Series 1996 A, 4.50% 7/3/97   11,500,000  11,548,823
 Series 1996 B, 4.50% 7/25/97   2,000,000  2,007,814
Michigan Strategic Fund Poll. Cont. Rev. Rfdg., VRDN:
 (Consumers Pwr. Co. Proj.) Series 1988 A, 3.95%, LOC Union Bank of
Switzerland   1,800,000  1,800,000
 (Dow Chemical Co. Proj.) Series 1994, 3.80%   7,600,000  7,600,000
Michigan Trunk Line Participating VRDN, Series SG-87, 3.95% (FGIC Insured)
(Liquidity Societe Generale, France) (b)   700,000  700,000
Univ. of Michigan Hosp. Rev., VRDN:
 Series 1992 A, 3.80%   1,000,000  1,000,000
 Series 1995 A, 3.80%   10,600,000  10,600,000
Univ. of Michigan Rev. Med. Svc. Series 1995 A, 3.80%, VRDN   2,600,000
2,600,000
   99,442,835
MINNESOTA - 2.0 %
Bloomington Multi-Family Hsg. Rev. Rfdg. (Crow/Bloomington Apts. Proj.) Series 1993,
3.90%, LOC Citibank, NA, VRDN   8,305,000  8,305,000
Dakota County Hsg. & Redev. Auth. Multi-Family Rental Hsg. Rev. Rfdg. (Southview Gables Apts. Proj.) 3.85% (Norwestern Mutual Life Co,
Guaranteed) VRDN   11,075,000  11,075,000
Duluth Tax Increment Rev. (Lake Superior Paper Co.) Series 1985, 4.05%,
LOC Wachovia Bank of GA, NA, VRDN   2,800,000  2,800,000
Minneapolis/St. Paul Hsg. and Redev. Auth. (Children's Health Care) Series 1996 E, 4.10%
(FSA Insured) (Liquidity Facility Norwest Bank NA, Minnesota) (b)
3,250,000  3,250,000
Minnesota Gen. Oblig. Participating VRDN, Series 99, 3.95%,
BPA Bankers Trust Company, VRDN   7,710,000  7,710,000
North Branch Independent School District 138 Participating VRDN, Series 1996 C, 4.10%
(Liquidity Facility Norwest Bank NA, Minnesota) (b)   965,000  965,000
Osseo Independent School Dist. Participating VRDN, Series 94-T1, 4.10%
(Liquidity Facility First Bank NA, MN) (b)   1,000,000  1,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
MINNESOTA - CONTINUED
Richfield Independent School Dist. #280 Participating VRDN, Series 1994 P,
4.10%
(Liquidity Facility First Bank NA, MN) (b) $ 1,510,000 $ 1,510,000 Rochester Health Care Facs. Rev. (Mayo Foundation Proj.) Series 1985 C, 4.05%
(Liquidity Facility Credit Suisse Zurich) VRDN   2,000,000  2,000,000
St. Louis Park Health Care Facs. Participating VRDN (b):
 Series 1994 U, 4.10% (Liquidity Facility Norwest Bank NA, Minnesota) 2,500,000 2,500,000
 Series 1994 V, 4.10% (Liquidity Facility Norwest Bank NA, Minnesota) 3,300,000 3,300,000
   44,415,000
MISSISSIPPI - 0.7 %
Harrison County Poll. Cont. Rev. Rfdg. (Mississippi Pwr. Co. Proj.) Series
1992, 3.90%, VRDN   8,750,000  8,750,000
Mississippi Bus. Fin. Corp. Rev. (Mississippi College Proj.) Series 1996,
3.85%,
LOC NationsBank, NA (South), VRDN   7,000,000  7,000,000
   15,750,000
MISSOURI - 0.9 %
Missouri Envir. Impt. Energy Resource Auth. Rev. Rfdg. (Kansas City Pwr. & Light Co.)
3.90%, VRDN   6,200,000  6,200,000
Missouri Health & Ed. Facs. (Lutheran Sr. Svcs. ) 3.85%, LOC Lasalle Nat'l.
Bank, VRDN   3,000,000  3,000,000
St. Charles County Ind. Dev. Auth. Rev. Rfdg. (Vanderbilt Apts. Proj.) Series 1990 A,3.80%,
LOC Citibank, NA, VRDN   7,825,000  7,825,000
Univ. of Missouri BAN Series 1996-97, 4.75% 6/30/97   3,400,000  3,421,951
   20,446,951
MONTANA - 0.8 %
Montana Health Care Fac. Auth. Rev. (Pooled Loan Prog.) Series A, 3.90% (FGIC Insured)
(Liquidity Facility Norwest Bank NA, Minnesota) VRDN   3,000,000  3,000,000
Montana Board of Investments Payroll Tax Rev. (Workers Comp. Prog.) Series
1993,
3.85%, VRDN   13,700,000  13,700,000
   16,700,000
NEBRASKA - 0.1 %
Omaha Pub. Pwr. Dist. Elec. Sys. Participating VRDN, Series 1993 D, 3.90%
(Liquidity Facility Merrill Lynch & Co., Inc.) (b)   2,530,000  2,530,000
NEVADA - 0.9 %
Clark County Arpt. Impt. Rev. Rfdg. Series 1993 A, 3.80% (MBIA Insured)
(BPA Nat'l. Westminster Bank PLC, VRDN   10,081,000  10,081,000
Clark County Ind. Dev. Rev. (Nevada Pwr. Co. Proj.)
Series 1995 C, 3.95%, LOC Barclays Bank PLC, VRDN   3,500,000  3,500,000
Clark County School Dist. Participating VRDN (b):
 Series BT-192, 3.95% (Liquidity Facility Bankers Trust Company)
2,800,000  2,800,000
 Series SG-62, 3.95% (Liquidity Facility Societe Generale, France) 2,900,000 2,900,000
   19,281,000
NEW HAMPSHIRE - 0.4 %
New Hamphire Higher Ed. & Health Facs. Auth. Rev., VRDN:
 (Alice Peck Day Lifecare Ctr./Harvest Hill) 3.80%, LOC Corestates Bank 800,000 800,000
 (St. Paul's School) 3.80%, LOC State Street Bank & Trust Co., Boston 2,000,000 2,000,000
 (VHA New England Inc.):
  Series D, 3.85% (AMBAC Insured)   1,600,000  1,600,000
  Series E, 3.85% (AMBAC Insured) (BPA First Nat'l. Bank of Chicago) 1,400,000 1,400,000
New Hampshire Ind. Dev. Auth. Resource Recovery Rev. Bonds (Claremont Co. L.P. Proj.)
Series 1985, 3.80%, tender 1/1/97 (MBIA Insured)   3,205,000  3,205,000
   9,005,000
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
NEW JERSEY - 0.6 %
Cape May BAN 3.50% 2/28/97  $ 2,500,000 $ 2,504,171
Clifton BAN 4.50% 6/26/97   1,400,000  1,405,927
Livingston Township Rfdg. Tax Appeal Bonds 3.26% 2/12/97   1,400,000
1,400,098
New Jersey Gen. Oblig. Participating VRDN, Series 943005, 3.95%
(Liquidity Facility Citibank, NA) (b)   7,400,000  7,400,000
   12,710,196
NEW YORK - 1.8 %
Hempstead BAN 3.50% 2/28/97   17,300,000  17,315,072
Nassau County BAN 4% 11/15/96   4,600,000  4,600,742
New York City Gen. Oblig. Series 1995 B-5, 3.70% (MBIA Insured)
(Liquidity Facility Rabobank Nederland, N.V.) VRDN   1,300,000  1,300,000
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. (Niagara Mohawk Pwr. Corp.)
Series 1985 C, 3.95%, LOC Canadian Imperial Bank, VRDN   2,000,000
2,000,000
New York State Pwr. Auth. Bonds 3.70%, tender 3/1/97   14,000,000
14,000,000
   39,215,814
NORTH CAROLINA - 0.5 %
North Carolina Hosp. Rev. Board Rev. (Park Ridge Hosp.) Series 1988, 3.85%,

LOC NationsBank NA (South) VRDN   5,100,000  5,100,000
North Carolina Med. Care Commission Health Care Facs. Bonds (St. Joseph of the Pines)
3.75%, tender 12/1/96, LOC Wachovia Bank of NC, NA   2,600,000  2,600,000
North Carolina Med. Care Rev. (Moses H. Cone Mem. Hosp. Proj.) 3.80%
(BPA Wachovia Bank of NC, NA) VRDN   4,100,000  4,100,000
   11,800,000
NORTH DAKOTA - 1.1 %
Oliver County Poll. Cont. Rev. Rfdg. (Square Butte Elec. Coop.) VRDN:
 Series 1996 A, 3.90% (AMBAC Insured) (BPA Bank of New York, NA)
16,800,000  16,800,000
 Series 1996 B, 3.90% (AMBAC Insured) (BPA Bank of New York, NA)
7,700,000  7,700,000
   24,500,000
OHIO - 1.8 %
Cuyahoga County Hosp. Rev. (Cleveland Clinic Foundation) Series 1996 B,
3.80%, VRDN   22,000,000  22,000,000
Marion County Hosp. Impt. Rev. (Pooled Lease Prog.) Series 1992, 3.95%,
LOC Bank One, VRDN   2,000,000  2,000,000
Milford Village School Dist. BAN 4% 1/30/97   700,000  700,248
Montgomery County Econ. Dev. Rev. (Dayton Art Institute) Series 1996,
3.90%,
LOC Nat'l. City Bank, Cleveland, VRDN   3,000,000  3,000,000
Montgomery County (Sisters of Charity Health Care) Series 1995, 3.80%
(Liquidity Facility Toronto-Dominion Bank) VRDN   8,000,000  8,000,000
Toledo Spl. Assessment Notes Series 1996, 3.90%, LOC Canadian Imperial
Bank, VRDN   4,000,000  4,000,000
   39,700,248
OKLAHOMA - 0.2 %
Tulsa International Arpt. Gen. Rev. Series 1996, 3.60% (FGIC Insured)
(BPA FGIC Security Purchase Inc.) VRDN   4,000,000  4,000,000
OREGON - 0.2 %
Oregon Veterans Welfare Hsg. Rev. Series 1973 G, 3.80%,
LOC Morgan Guaranty Trust Co., NY, VRDN   5,000,000  5,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
PENNSYLVANIA - 6.0 %
Allegheny County Hosp. Redev. Auth. Health Facs. Rev. (Central Blood Bank
Proj.)
Series 1992, 3.85%, LOC PNC Bank, VRDN  $ 2,225,000 $ 2,225,000
Allegheny County Hosp. Dev. Auth. (Allegheny Gen. Hosp.) Series B, 3.70%,
LOC Morgan Guaranty Trust Co., NY, VRDN   1,200,000  1,200,000
Allegheny County Ind. Dev. Auth. Rev. Rfdg. (N. Versailles Shopping Ctr.) Series 1992, 3.95%,
LOC Bank One of Columbus, VRDN   3,570,000  3,570,000
Berks County Ind. Dev. Auth. Rev. (Lutheran Home at Topton Proj.) Series 1993 B, 3.875%,
LOC Meridian Bank NA, VRDN   8,900,000  8,900,000
Delaware Valley Reg. Fin. Auth. Local Govt., VRDN:
 Series 1985 A, 3.95%, LOC Midland Bank PLC   1,700,000  1,700,000
 Series 1985 B, 3.95%, LOC Midland Bank PLC   2,400,000  2,400,000
 Series 1985 C, 3.95%, LOC Midland Bank PLC   4,300,000  4,300,000
Emmaus Gen. Auth. Local Govt. Rev., VRDN:
 (Saucon Valley) Series D-12, 3.95%, LOC Canadian Imperial Bank   1,100,000
1,100,000
 Series 1989 B-10, 3.95%, LOC Midland Bank PLC   400,000  400,000
 Series 1989 D-10, 3.95%, LOC Canadian Imperial Bank   7,200,000  7,200,000
 Series 1989 E-7, 3.95%, LOC Midland Bank PLC   1,600,000  1,600,000
Harrisburg Auth. Wtr. Rev. Participating VRDN, Series BT-193, 4%
(Liquidity Facility Bankers Trust Company) (b)   5,000,000  5,000,000
Lehigh County Ind. Dev. Auth. Rev. (The Keebler Co.) Series 1992, 3.95%,
LOC Wachovia Bank NC, VRDN   4,740,000  4,740,000
North Pennsylvania Wtr. Auth. Wtr. Rev. Participating VRDN, Series SG-30,
4%
(Liquidity Facility Societe Generale, France) (b)   4,000,000  4,000,000
Northeastern Pennsylvania Hosp. & Ed. Auth. (Allhealth Pool Fing.) 3.95%,
LOC Chase Manhattan Bank, VRDN   28,000,000  28,000,000
Pennsylvania Econ. Dev. Auth. Rev. (Foxdale Village Proj.) Series 1989 C,
3.85%,
LOC PNC Bank, VRDN   2,250,000  2,250,000
Pennsylvania Intergovernmental Coop. Auth. Special Tax Rev. Participating
VRDN,
Series SG-16, 3.90% (Liquidity Facility Societe Generale, France (b) 2,590,000 2,590,000
Philadelphia Hosp. & Higher Ed. Auth. Hosp. Ed. Auth. Hosp. Rev. (Children's Hosp.)
4% (BPA Morgan Guaranty Trust Co., NY) VRDN   3,600,000  3,600,000
Philadelphia Hosp. Rev. (Children's Hosp. Proj.) Series 1996 A, 4%
(Liquidity Facility Morgan Guaranty Trust Co., NY) VRDN   1,200,000
1,200,000
Philadelphia School Dist. TRAN Series 1996-97, 4.50% 6/30/97   3,500,000
3,512,557
Philadelphia TRAN Series 1996-97, 4.50% 6/30/97   4,400,000  4,417,324
Schuylkill County Ind. Dev. Auth. Resource Recovery Rev., VRDN:
 (Gilberton Pwr.) 3.95%, LOC Mellon Bank, NA   8,700,000  8,700,000
 (Northeastern Pwr. Co.) Series 1985, 3.80%, LOC Sumitomo Bank, Ltd 1,500,000 1,500,000
Scranton - Lackawanna Health & Welfare Auth. (Elan Gardens Proj.) Series 1996, 3.85%,
LOC PNC Bank NA, VRDN   3,500,000  3,500,000
South Fork Muni. Auth. Hosp. Rev. (Lee Hosp. Proj.) Series 1993 B, 3.85%,
LOC PNC Bank NA, VRDN   5,070,000  5,070,000
West Cornwall Muni. Auth. Rev. (Lebanon Valley Brethren Home) 3.875%,
LOC Corestates Bank, VRDN   1,000,000  1,000,000
York City Gen. Auth. Pooled Fing. Rev. Series 1996, 3.85%,
LOC First Union Nat'l. Bank of NC, VRDN   18,000,000  18,000,000
   131,674,881
RHODE ISLAND - 0.0 %
Rhode Island Hsg. & Mtg. Fin. Corp. Homeownership Opportunity Bonds Series
19-C,
3.45%, tender 1/30/97   1,000,000  1,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
SOUTH CAROLINA - 2.2 %
South Carolina Cap. Impt. Participating VRDN, Series BT-27, 4%
(Liquidity Facility ADP, Inc.) (b)  $ 1,326,000 $ 1,326,000
South Carolina Hsg. Fin. & Dev. Auth. Multi-Family Hsg. Rev. Rfdg., VRDN:
 (Charleston Oxford) Series 1990 B, 4.20% (Continental Casualty Co.
Guaranteed)   10,180,000  10,180,000
 (Greenville Oxford) Series 1990 A, 4.20% (Continental Casualty Co.
Guaranteed)   4,855,000  4,855,000
 (Richland Oxford) Series 1990 C, 4.20% (Continental Casualty Co.
Guaranteed)   5,130,000  5,130,000
South Carolina Jobs Econ. Dev. Auth. Healthcare Facs. Rev. (The Methodist Home Proj.)
Series 1994, 3.90%, LOC NationsBank NA, VRDN   4,000,000  4,000,000
South Carolina Pub. Svc. Auth. Rev. 3.70% 12/9/96, CP   9,000,000
9,000,000
South Carolina Pub. Svc. Auth. Tender Option Bonds Series CR-183, 3.95%
(Liquidity Facility Citibank, NA) (b)   3,200,000  3,200,000
West Columbia Wtr. & Rev. Bonds 7.375% 10/1/96   1,000,000  1,010,000
York County Poll. Cont. Rev. Bonds (North Carolina Elec. Co.) Series 1984
N-3,
3.80%, tender 3/15/97   10,000,000  10,000,000
   48,701,000
SOUTH DAKOTA - 0.3 %
South Dakota Health & Edl. Facs. Auth. Rev. Rfdg. (Sioux Valley Hosp.) Series 1992 A,
3.85%, VRDN   4,400,000  4,400,000
South Dakota School Dist. TAN Series 1996, 4.75% 7/28/97   3,270,000
3,290,666
   7,690,666
TENNESSEE - 2.8 %
Clarksville Pub. Bldg. Auth. Pooled Fing. Rev., 3.85%, LOC NationsBank of
TN, VRDN   1,700,000  1,700,000
Jackson Hsg. Fac. Board Multi-Family Hsg. Rev. Rfdg. (Post House North Apts. Proj.) 3.85%,
LOC Southtrust Bank of Alabama, VRDN   3,765,000  3,765,000
Knox County Health Edl. & Hsg. Facs. Board Rev. (Webb School Knoxville Proj.) 3.90%,
LOC SunTrust Bank Nashville, VRDN   3,950,000  3,950,000
Knoxville Wtr. Rev. Participating VRDN, Series BT-57, 4%
(Liquidity Facility ADP Inc.) (b)   3,540,000  3,540,000
Memphis Ctr. Rev. Fin. Corp. (Arbors of Harbor Town Proj.) Series 1990,
3.70%
(Northwestern Mutual Life Insurance Guaranteed) VRDN   14,250,000
14,250,000
Metropolitan Govt. Nashville & Davidson County Gen. Oblig. Participating
VRDN,
Series CR-169, 3.95% (Liquidity Facility Citibank, NA) (b)   6,140,000
6,140,000
Montgomery County Pub. Bldg. Auth. Rev. Series 1995, 3.85%, LOC
NationsBank, VRDN   12,000,000  12,000,000
Nashville & Davidson County Health & Ed. Facs. Multi-Family Hsg. Rev. (Brentwood Oaks Apts.) 3.90% (Northwestern Mutual Life Insurance
Guaranteed) VRDN   4,000,000  4,000,000
Nashville & Davidson County Ind. Dev. Board Rev. (YMCA Proj.) Series 1994,
3.85%,
LOC Nationsbank NA (South) VRDN   4,190,000  4,190,000
Tennessee Gen. Oblig. Rev. Series 1996 C, 3.75%, VRDN   9,100,000
9,100,000
   62,635,000
TEXAS - 13.3 %
Austin Hsg. Fin. Corp. Multi-Family Hsg. Rev. (Riverchase Proj.) Series 1985 A, 4.175%,
LOC Household Finance Corp., VRDN   6,000,000  6,000,000
Austin Combined Util. Sys. Rev. Series A, CP:
 3.60% 10/18/96, LOC Swiss Bank Corp   4,600,000  4,600,000
 3.65% 12/12/96, LOC Swiss Bank Corp   2,100,000  2,100,000
Bexar County Hsg. Fin. Corp. Multi-Family Hsg. Rev. Rfdg.,VRDN:
 (Fountainhead I Proj.) Series 1992 A, 3.90% (Continental Casualty Co.
Guaranteed)   3,855,000  3,855,000
 (Fountainhead II Proj.) Series 1992 A, 3.95% (Continental Casualty Co.
Guaranteed)   8,015,000  8,015,000
Brazos River Harbor Navigation Dist. of Brazoria County Rev. Bonds (Dow Chemical Co.)
 Series 1991:
  3.60%, tender 11/7/96   8,250,000  8,250,000
  3.75%, tender 12/12/96   4,700,000  4,700,000
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
TEXAS - CONTINUED
Brownsville Util. Sys. Rev. Series A, 3.70%, LOC Toronto-Dominion Bank, CP $ 1,000,000 $ 1,000,000
Central Waco Dev. Corp. Ind. Dev. Rev. Rfdg. (HE Butt Grocery Proj.) Series 1992, 3.90%,
LOC Texas Commerce Bank of Houston, VRDN   2,200,000  2,200,000
Dallas Area Rapid Transit Sales Tax Rev. Series A, CP:
 3.60% 10/16/96, LOC Credit Suisse/Swiss Bank Corp.   1,800,000  1,800,000
 3.60% 10/25/96, LOC Credit Suisse/Swiss Bank Corp.   10,000,000
10,000,000
Dallas-Fort Worth Reg'l. Arpt. Participating VRDN, Series SG-5, 3.90%
(Liquidity Facility Societe Generale, France) (b)   1,710,000  1,710,000
Farmers Branch Ind. Dev. Corp. Rev. Rfdg. (PPG Ind. Inc. Proj.) Series
1992, 3.85%, VRDN   2,700,000  2,700,000
Grapevine-Colleyville Independent School Dist. Participating VRDN, Series SG-69, 3.95%
(Liquidity Facility Society Generale, France) (b)   6,575,000  6,575,000
Greater East Texas Higher Ed. Auth. Student Loan Rev. Rfdg. Bonds Series
1992 A,
4.05%, tender 9/1/97 LOC SLMA   6,200,000  6,200,000
Guadalupe-Blanco River Auth. Ind. Dev. Rev. (BOC Group Inc. Proj.) Series
1993,
3.90%, LOC Wachovia Bank, VRDN   12,400,000  12,400,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil Co. Proj.) 3.70%,
VRDN   900,000  900,000
Harris County Dev. Corp. Rev. Series 1996 A, 3.85%,
LOC Texas Commerce Bank, Houston, VRDN   1,600,000  1,600,000
Hockley County Ind. Dev. Corp. Poll. Cont. Rev. Bonds (Amoco Proj.) 3.75%,
tender 3/1/97   1,500,000  1,500,291
Houston Hsg. Fin. Corp. Single-Family Mtg. Participating VRDN, Series PT-1,
3.95%
(Liquidity Facility Banque Nationale de Paris) (b)   5,340,000  5,340,000
Houston Gen. Oblig. Participating VRDN, Series SGA-28, 4.10%
(Liquidity Facility Societe Generale, France) (b)   4,000,000  4,000,000
Houston Wtr. & Swr. Sys. Rev.:
 Participating VRDN (b):
  Series SG-22, 4% (Liquidity Facility Societe Generale, France)
4,000,000  4,000,000
  Series SG-76, 3.95% (Liquidity Facility Societe Generale, France) 24,650,000 24,650,000
 Series A, 3.60% 10/29/96 (Liquidity Facility Swiss Bank Corp./
 Westdeutsche Landesbank) CP   3,000,000  3,000,000
Lower Colorado River Auth. Rev., CP:
 Series B, 3.65% 11/26/96 (Liquidity Facility Morgan Guaranty Trust Co.,
NY)   4,600,000  4,600,000
 Series C, 3.65% 11/26/96 (Liquidity Facility Morgan Guaranty Trust Co.,
NY)   2,000,000  2,000,000
Lower Colorado River Auth. Elec. Participating VRDN, Series BT-59, 4%
(Liquidity Facility ADP, Inc.) (b)   8,200,000  8,200,000
San Antonio Hotel Occupancy Tax Rev. Participating VRDN,
Series SG-51, 3.95% (Liquidity Facility Societe Generale, France) (b) 2,100,000 2,100,000
Silsbee Health Facs. Dev. Corp. Hosp. Rev. (Silsbee Doctor's Hosp.) Series
1984,
3.90%, LOC Citibank NA, VRDN   3,500,000  3,500,000
Texas A&M Univ. Participating VRDN (b):
 Series BT-15, 3.95% (BPA Bankers Trust Company)   5,445,000  5,445,000
 Series SG-21, 4% (Liquidity Facility Societe Generale, France)   1,400,000
1,400,000
Texas Dept. of Hsg. & Commty. Affairs Multi-Family Hsg. Rev. Rfdg. (Remington Hills Development) 3.80%, LOC SunTrust Bank, Atlanta, VRDN 6,500,000 6,500,000
Texas Dept. of Hsg. & Commty. Affairs Participating VRDN, Series PT-9,
3.95%
(Liquidity Facility CommerzBank) (b)   4,115,000  4,115,000
Texas Gen. Oblig. TRAN Series 1996, 4.75% 8/29/97   91,200,000  91,838,376
Texas Higher Ed. Auth. Series B, 3.90% (BPA FGIC Security Purchase Inc.)
VRDN   2,305,000  2,305,000
Texas School Board TAN 4.75% 8/29/97 (FSA Insured)   2,200,000  2,215,832
Texas Small Bus. Ind. Dev. Corp. Rev. (Pub. Facs. Cap. Access Prog.) 3.95%,

LOC Nat'l. Westminster Bank. PLC/Credit Suisse, Switzerland, VRDN 18,395,000 18,395,000
Texas Pub. Ed. Fin. Auth. Participating VRDN, Series CR-170, 3.95%
(Liquidity Facility Citibank, NA) (b)   5,000,000  5,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
TEXAS - CONTINUED
Texas Pub. Fin. Auth. Participating VRDN, Series 1996 CB2, 3.79%
(Liquidity Facility Chase Manhattan Bank) (b)  $ 2,300,000 $ 2,300,000
Texas Muni. Pwr. Agcy. 3.60% 10/26/96, CP   5,500,000  5,500,000
University of Texas Bonds Series A, 3.60%, tender 10/17/96
(Liquidity Facility Texas State Univ.)   1,720,000  1,720,000
   294,229,499
UTAH - 0.5 %
Intermountain Pwr. Agy. Participating VRDN, Series CR-331, 4%
(Liquidity Facility Citibank, NA) VRDN   5,105,000  5,105,000
Salt Lake City TRAN Series 1996, 4.50% 6/30/97   3,600,000  3,612,900
Salt Lake County TRAN Series 1996, 4.50% 12/31/96   1,600,000  1,602,928
Timpanogos Spl. Svc. Dist. Participating VRDN, Series SG-83, 3.95%
(Liquidity Facility Societe Generale, France) (b)   1,300,000  1,300,000
   11,620,828
VERMONT - 0.7 %
Vermont Health & Ed. Bldg. Fin. Auth. (Norwich Univ. Proj.) Series 1996 A,
3.80%,
LOC Chase Manhattan Bank, VRDN   10,000,000  10,000,000
Vermont Ed. & Health Bldgs. Auth. Hosp. Rev. (VHA of New England)
 3.85% (AMBAC Insured) (BPA First Nat'l. Bank of Chicago) VRDN   3,560,000
3,560,000
Vermont Student Assistance Corp. Student Loan Rev. Series 1985, 3.70%,
LOC Nat'l. Westminster Bank PLC, VRDN   1,325,000  1,325,000
   14,885,000
VIRGINIA - 3.9 %
Chesapeake Ind. Dev. Auth. Poll. cont. Rev. Bonds (Virginia Elec. Pwr. Co.) Series 1985,
3.70%, tender 12/12/96   1,100,000  1,100,000
Chesterfield County Ind. Dev. Auth. Poll. Cont. Rev.:
 Rfdg. (Philip Morris Co. Inc. Proj.) Series 1992, 3.90%, VRDN   10,000,000
10,000,000
 Bonds (Virginia Elec. Pwr. Proj.):
  Series B:
   3.70%, tender 10/16/96   8,300,000  8,300,000
   3.60%, tender 10/22/96   3,330,000  3,330,000
   3.70%, tender 12/13/96   2,535,000  2,535,000
  Series 1985, 3.70%, tender 12/13/96   2,000,000  2,000,000
Fairfax County Ind. Dev. Auth. Rfdg. (Inova Health Sys./Fairfax Hosp. Assoc. Hosp. Sys.)
Series 1985 A, 3.90% (BPA Credit Suisse) VRDN   3,700,000  3,700,000
Hampton Roads Regional Jail Auth. Fac. Rev. Series 1996 B, 3.90%,
LOC Wachovia Bank NC, VRDN   6,900,000  6,900,000
Harrisonburg Redev. & Hsg. Auth. Multi-Family Hsg. Rev. (Misty Ridge Proj.)

Series 1991 A, 3.90%, LOC Banc One of Columbus, VRDN   5,555,000  5,555,000
Louisa Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. Pwr. Co.
Proj.)
Series1987, 3.70%, tender 12/13/96   2,500,000  2,500,000
Lynchburg Ind. Dev. Auth. Hosp. Rev., VRDN:
 (VHA Mid-Atlantic States Proj.):
  Series 1985 B, 3.80% (AMBAC Insured) (BPA First Nat'l. Bank of Chicago) 2,300,000 2,300,000
  Series 1985 F, 3.80% (AMBAC Insured) (BPA First Nat'l. Bank of Chicago) 2,100,000 2,100,000
  Series 1985 G, 3.80% (AMBAC Insured) (BPA First Nat'l. Bank of Chicago) 2,500,000 2,500,000
Suffolk Redev. & Hsg. Auth. Multi-Family Rental Hsg. Rev., VRDN:
 (Windsor at Fieldstone Proj.) 3.85%, LOC NationsBank NA   7,426,000
7,426,000
 (Windsor at Potomac Vista Proj.) 3.85%, LOC NationsBank NA   1,003,000
1,003,000
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
VIRGINIA - CONTINUED
Virginia Hsg. Dev. Auth. Mtg. Bonds:
 Series 1996 C:
  3.65%, tender 10/24/96  $ 10,900,000 $ 10,900,000
  3.70%, tender 12/5/96   11,400,000  11,400,000
Virginia Hsg. Dev. Auth. (AHC Svc. Corp.) Series 1987 A, 3.90%,
LOC Mitsubishi Bank Ltd., VRDN   600,000  600,000
York County Ind. Dev. Rev. Rfdg. (Philip Morris Co. Inc. Proj.) Series
1992, 3.90%, VRDN   1,000,000  1,000,000
   85,149,000
WASHINGTON - 3.8 %
Seattle Ind. Dev. Corp. Ind. Rev. Rfdg. (Longview Fibre Co. Proj.) Series 1988, 3.80%,
LOC ABN-AMRO Bank, VRDN   2,500,000  2,500,000
Seattle Limited Tax Gen. Oblig. Participating VRDN, Series SG-12, 3.90%
(Liquidity Facility Societe Generale, France) (b)   7,400,000  7,400,000
Washington Gen. Oblig.:
 Participating VRDN (b):
  Series BT-125, 3.95% (BPA Bankers Trust Company)   9,575,000  9,575,000
  Series BT-195, 3.95% (Liquidity Facility Bankers Trust Company)
3,100,000  3,100,000
  Series CR-140, 4% (Liquidity Facility Citibank NA)   2,500,000  2,500,000
  Series SG-34, 4% (Liquidity Facility Societe Generale, France)
8,335,000  8,335,000
  Series SG-36, 4% (Liquidity Facility Societe Generale, France)
2,000,000  2,000,000
  Series SG-37, 3.95% (Liquidity Facility Societe Generale, France) 7,000,000 7,000,000
  Series 1993C, 4% (Liquidity Facility Citibank, NA)   21,700,000
21,700,000
 Series 1996 A, 3.90% (Liquidity Facility Landesbank Hessen-Thuringen) VRDN
(c)   10,000,000  10,000,000
 Series VR-96A, 3.85% (Liquidity Facility Landesbank Hessen-Thuringen) VRDN 6,000,000 6,000,000
Washington Pub. Pwr. Supply Sys. Rfdg. Elec. Rev. (Nuclear Project #1)
VRDN:
 Series 1993-1A1, 3.90%, LOC Bank of America Nat'l. Trust & Savings 1,000,000 1,000,000
 Series 1993-1A3, 3.85%, LOC Nat'l. Westminster Bank PLC   2,500,000
2,500,000
Washington Pub. Pwr. Supply Sys. Tender Option Ctfs. Series BT-61, 4.10%
(Liquidity Facility ADP, Inc.) (b)   1,200,000  1,200,000
   84,810,000
WEST VIRGINIA - 0.8 %
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co.) Series
1994,
3.80%, tender 3/10/97   5,200,000  5,200,000
Kanawha County Commercial Dev. Rev. Rfdg. (McJunkin Corp. Proj.) Series 1991, 3.90%,
LOC NationsBank NA, VRDN   4,485,000  4,485,000
West Virginia Fin. Auth. (VHA Mid Atlantic States Inc.) Series 1985 H,
3.90%
(AMBAC Insured) (BPA First National Bank of Chicago) VRDN   8,600,000
8,600,000
   18,285,000
WISCONSIN - 2.6 %
Milwaukee Ind. Dev. Rev. (Longview Fiber Co.) Series 1987, 3.80%,
LOC ABN-AMRO Bank, VRDN   1,960,000  1,960,000
Village of Rothschild Poll. Cont. Rev. (Weyherhaeuser Co. Proj.) Series
1982, 3.787%, VRDN   2,400,000  2,400,000
Whitnall School Dist. TRAN 4.50% 9/27/97   1,000,000  1,004,211
Wisconsin Health & Ed. Facs. Auth.:
 (Daughters of Charity St. Mary's) Series 1992 A, 3.85%, VRDN   28,200,000
28,200,000
 Bonds Series 1996 (Gunderson Clinic & Lutheran Hosp.) 4% 12/1/96 (FSA
Insured) (c)   1,175,000  1,175,483
Wisconsin TRAN Series 1996, 4.50% 6/16/97   22,000,000  22,091,413
   56,831,107
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
WYOMING - 0.1 %
Kemmerer Poll. Cont. Rev. (Exxon Proj.) Series 1984, 3.70%, VRDN $ 1,300,000 $ 1,300,000
MULTIPLE STATES - 1.6 %
Lakeland Florida Elec. & Wtr. Participating VRDN, Series 960901,
4% (Liquidity Facility Citibank, NA) (b)   6,600,000  6,600,000
NCNB Tax-Exempt Trust Participating VRDN, Series 1990 A, 4.125%, LOC
NationsBank NA (b)   1,570,000  1,570,000
Stephens Equity Trust I Participating VRDN, Series 1996, 4%, LOC Bayerische
Hypotheken   11,000,000  11,000,000
Washington State Motor Vehicle Fuel Tax Participating VRDN, Series 964701,
4%
(Liquidity Facility Citibank, NA) (b)   17,200,000  17,200,000
   36,370,000
TOTAL INVESTMENTS - 100%  $ 2,211,267,546
Total Cost for Income Tax Purposes  $ 2,211,267,624
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
FRDN - Floating Rate Demand Notes
RAN - Revenue Anticipation Notes
TAN - Tax Anticipation Notes
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Provides evidence of ownership in one or more underlying municipal bonds.
3. Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
FIDELITY INSTITUTIONAL TAX-EXEMPT CASH PORTFOLIOS: TAX-EXEMPT

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 SEPTEMBER 30, 1996 (UNAUDITED)

4.ASSETS

Investment in securities, at value -                                            $ 2,211,267,546
See accompanying schedule

Cash                                                                             1,994,904

Receivable for investments sold                                                  700,209

Interest receivable                                                              11,177,610

 5.TOTAL ASSETS                                                                  2,225,140,269

6.LIABILITIES

Payable for investments purchased                                $ 11,880,272
Delayed delivery

 Regular delivery                                                 93,461,040

Distributions payable                                             4,279,405

Accrued management fee                                            299,477

Other payables and accrued expenses                               221,300

 7.TOTAL LIABILITIES                                                             110,141,494

8.NET ASSETS                                                                    $ 2,114,998,775

Net Assets consist of:

Paid in capital                                                                 $ 2,115,330,176

Accumulated net realized gain (loss) on investments                              (331,401)

9.NET ASSETS                                                                    $ 2,114,998,775

10.11.CLASS I:                                                                   $1.00
12.NET ASSET VALUE, offering price and redemption price
 per share ($1,899,757,266 (divided by) 1,900,054,941 shares)

13.CLASS II:                                                                     $1.00
14.NET ASSET VALUE, offering price and redemption price
 per share ($212,340,245 (divided by) 212,373,516 shares)

15.CLASS III:                                                                    $1.00
16.NET ASSET VALUE, offering price and redemption price
 per share ($2,901,264 (divided by) 2,901,719 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)

17.INTEREST INCOME                                                       $ 36,870,868

18.EXPENSES

Management fee                                             $ 2,081,822

Transfer agent fees                                         222,670
Class I

 Class II                                                   9,572

 Class III                                                  997

Distribution fees                                           79,272
Class II

 Class III                                                  4,980

Accounting fees and expenses                                119,269

Non-interested trustees' compensation                       6,914

Custodian fees and expenses                                 14,786

Registration fees                                           159,988
Class I

 Class II                                                   118,559

 Class III                                                  86,574

Audit                                                       26,285

Legal                                                       6,511

Miscellaneous                                               9,363

 Total expenses before reductions                           2,947,562

 Expense reductions                                         (807,708)     2,139,854

19.NET INTEREST INCOME                                                    34,731,014

20.NET REALIZED GAIN (LOSS) ON INVESTMENTS                                (340,119)

21.NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 34,390,895


STATEMENT OF CHANGES IN NET ASSETS
      SIX MONTHS ENDED    YEAR ENDED
      SEPTEMBER 30,       MARCH 31,
      1996                1996
      (UNAUDITED)


22.INCREASE (DECREASE) IN NET ASSETS

Operations                                                                       $ 34,731,014      $ 70,587,934
Net interest income

 Net realized gain (loss)                                                         (340,119)         365,847

 Increase (decrease) in net unrealized gain from accretion of market discount     -                 (8,972)

 23.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               34,390,895        70,944,809

Distributions to shareholders                                                     (32,969,499)      (70,549,024)
From net interest income
 Class I

  Class II                                                                        (1,699,688)       (7,896)

  Class III                                                                       (61,827)          (31,014)

 24.TOTAL DISTRIBUTIONS                                                           (34,731,014)      (70,587,934)

Share transactions - net increase (decrease) at net asset value of $1.00 per share

  Class I                                                                         93,145,807        (70,253,634)

  Class II                                                                        211,405,616       967,900

  Class III                                                                       1,913,254         988,465

 25.TOTAL SHARE TRANSACTIONS                                                      306,464,677       (68,297,269)

  26.TOTAL INCREASE (DECREASE) IN NET ASSETS                                      306,124,558       (67,940,394)

27.NET ASSETS

 Beginning of period                                                              1,808,874,217     1,876,814,611

 End of period                                                                   $ 2,114,998,775   $ 1,808,874,217


FINANCIAL HIGHLIGHTS - CLASS I

      SIX MONTHS ENDED     YEAR ENDED    TEN MONTH       YEARS ENDED MAY 31,
      SEPTEMBER 30, 1996   MARCH 31,     PERIOD ENDED
                                         MARCH 31,

      (UNAUDITED)          1996          1995            1994                  1993   1992



SELECTED PER-SHARE DATA

Net asset value, beginning of period       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000

Income from Investment Operations

 Net interest income                        .017          .036          .027          .024          .026          .040

Less Distributions

 From net interest income                   (.017)        (.036)        (.027)        (.024)        (.026)        (.040)

Net asset value, end of period             $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000

ToTAL RETURN B                              1.69%         3.70%         2.74%         2.44%         2.66%         4.02%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)    $ 1,899,757   $ 1,806,918   $ 1,876,815   $ 2,390,663   $ 2,239,031   $ 2,556,995

Ratio of expenses to average net            .20% A,       .19%          .18% A,       .18%          .18%          .18%
assets                                     C             C             C             C             C             C



Ratio of net interest income to average     3.34% A    3.64%    3.20% A    2.41%    2.62%    3.90%
net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS II
      SIX MONTHS ENDED     NOVEMBER 6, 1995
      SEPTEMBER 30, 1996   (COMMENCEMENT
                           OF OPERATIONS) TO
                           MARCH 31,

      (UNAUDITED)          1996

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 1.000      $ 1.000

Income from Investment Operations

 Net interest income                                   .016         .013

Less Distributions

 From net interest income                              (.016)       (.013)

Net asset value, end of period                        $ 1.000      $ 1.000

TOTAL RETURN B                                         1.62%        1.34%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 212,340    $ 968

Ratio of expenses to average net assets                .35% A, C    .35%
                                                                   A, C

Ratio of net interest income to average net assets     3.22% A      3.17% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS III
      SIX MONTHS ENDED      NOVEMBER 6, 1995
      SEPTEMBER 30, 1996   (COMMENCEMENT
                           OF OPERATIONS) TO
                           MARCH 31,

      (UNAUDITED)          1996

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 1.000      $ 1.000

Income from Investment Operations

 Net interest income                                   .016         .013

Less Distributions

 From net interest income                              (.016)       (.013)

Net asset value, end of period                        $ 1.000      $ 1.000

TOTAL RETURN B                                         1.56%        1.30%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 2,901      $ 988

Ratio of expenses to average net assets                .45% A, C    .45% A, C

Ratio of net interest income to average net assets     3.11% A      3.00% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
DAILY MONEY FUND: TREASURY ONLY

INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
Showing Percentage of Total Value of Investments


U.S. TREASURY OBLIGATIONS - 100%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
U.S. TREASURY BILLS - 53.8%
10/3/96 5.21% $ 50,596,000 $ 50,581,514
10/3/96 5.31  21,421,000  21,414,847
10/10/96 5.20  44,000,000  43,944,230
10/10/96 5.22  4,117,000  4,111,699
10/17/96 5.18  8,622,000  8,602,399
10/17/96 5.21  27,844,000  27,780,516
10/17/96 5.22  10,698,000  10,673,554
10/17/96 5.23  15,573,000  15,537,286
10/17/96 5.24  22,000,000  21,950,182
10/24/96 5.23  9,247,000  9,216,457
10/24/96 5.24  67,409,000  67,185,914
10/24/96 5.26  870,000  867,112
11/7/96 5.24  13,952,000  13,878,438
11/7/96 5.25  3,728,000  3,708,172
11/7/96 5.30  25,000,000  24,865,875
11/14/96 5.26  6,879,000  6,835,953
11/14/96 5.31  25,000,000  24,840,194
11/30/96 5.20  39,483,000  39,591,795
11/30/96 5.23  28,472,000  28,551,867
11/30/96 5.24  14,000,000  14,039,601
12/5/96 5.26  55,775,000  55,252,342
12/12/96 5.13  14,296,000  14,151,039
12/12/96 5.23  7,491,000  7,413,693
12/12/96 5.26  88,000,000  87,086,560
2/6/97 5.28  11,513,000  11,301,980
2/6/97 5.31  5,179,000  5,083,522
2/6/97 5.39  2,382,000  2,337,451
2/13/97 5.24  2,077,000  2,037,238
2/20/97 5.25  10,000,000  9,798,439
2/20/97 5.26  20,000,000  19,595,694
4/3/97 5.69  5,000,000  4,862,511
7/24/97 5.58  4,678,000  4,474,528
7/24/97 5.73  8,304,000  7,933,937
8/21/97 5.75  5,409,000  5,144,419
8/21/97 5.84  12,157,000  11,551,399
9/18/97 5.71  2,405,000  2,277,898
TOTAL U.S. TREASURY BILLS   688,480,255

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
U.S. TREASURY NOTES - 46.2%
10/15/96 5.26% $ 2,207,000 $ 2,209,163
10/15/96 5.27  56,575,000  56,629,625
10/31/96 5.10  6,491,000  6,498,721
10/31/96 5.13  44,000,000  44,051,303
10/31/96 5.29  21,000,000  21,023,880
10/31/96 5.30  43,000,000  43,048,524
11/15/96 5.22  10,679,000  10,702,557
1/15/97 5.24  45,000,000  45,327,999
1/15/97 5.29  25,000,000  25,177,455
2/28/97 5.24  3,829,000  3,849,192
2/28/97 5.25  26,993,000  27,134,302
1/31/97 5.30  165,000,000  166,088,916
2/28/97 5.22  82,426,000  82,930,330
2/28/97 5.23  8,096,000  8,142,958
2/28/97 5.24  35,306,000  35,509,726
2/28/97 5.38  13,779,000  13,854,786
TOTAL U.S. TREASURY NOTES   592,179,437
TOTAL INVESTMENTS - 100%  $ 1,280,659,692
Total Cost for Income Tax Purposes  $ 1,280,659,692
INCOME TAX INFORMATION
At March 31, 1996, the fund had a capital loss carryforward of approximately $299,000 of which $22,000, $162,000 and $115,000 will expire on March 31, 2001, 2002 and 2004, respectively.
DAILY MONEY FUND: TREASURY ONLY

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 SEPTEMBER 30, 1996 (UNAUDITED)

28.ASSETS

Investment in securities, at value - See accompanying schedule                     $ 1,280,659,692

Interest receivable                                                                 12,039,239

 29.TOTAL ASSETS                                                                    1,292,698,931

30.LIABILITIES

Distributions payable                                                $ 4,248,907

Accrued management fee                                                218,149

Distribution fees payable                                             5,334

 31.TOTAL LIABILITIES                                                               4,472,390

32.NET ASSETS                                                                      $ 1,288,226,541

Net Assets consist of:

Paid in capital                                                                    $ 1,288,259,396

Accumulated net realized gain (loss) on investments                                 (32,855)

33.NET ASSETS                                                                      $ 1,288,226,541

34.CLASS I:                                                                         $1.00
35.NET ASSET VALUE, offering price and redemption price per share
 ($1,264,204,227 (divided by) 1,264,236,469 shares)

36.CLASS II:                                                                        $1.00
37.NET ASSET VALUE, offering price and redemption price per share
 ($8,141,363 (divided by) 8,141,571 shares)

38.CLASS III:                                                                       $1.00
39.NET ASSET VALUE, offering price and redemption price per share
 ($15,880,951 (divided by) 15,881,356 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)

40.41.INTEREST INCOME                                                     $ 33,780,952

42.EXPENSES

Management fee                                             $ 2,718,445

Distribution fees                                           2,822
Class II

 Class III                                                  19,478

Non-interested trustees' compensation                       2,760

 Total expenses before reductions                           2,743,505

 Expense reductions                                         (1,425,837)    1,317,668

43.NET INTEREST INCOME                                                     32,463,284

44.45.NET REALIZED GAIN (LOSS) ON INVESTMENTS                              63,964


46.NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $ 32,527,248


STATEMENT OF CHANGES IN NET ASSETS

                                                                       SIX MONTHS ENDED     YEAR ENDED
                                                                       SEPTEMBER 30, 1996   MARCH 31,
                                                                       (UNAUDITED)          1996

47.INCREASE (DECREASE) IN NET ASSETS

Operations                                                             $ 32,463,284         $ 70,116,054
Net interest income

 Net realized gain (loss)                                               63,964               (114,693)

 48.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     32,527,248           70,001,361

Distributions to shareholders                                           (31,998,959)         (69,114,113)
From net interest income
 Class I

  Class II                                                              (92,725)             (42,881)

  Class III                                                             (371,600)            (959,060)

 49.TOTAL DISTRIBUTIONS                                                 (32,463,284)         (70,116,054)

Share transactions - net increase (decrease) at net asset value of $1.00 per share:

  Class I                                                               (96,910,211)         94,879,983

  Class II                                                              8,039,531            102,040

  Class III                                                             11,784,153           4,097,203

 50.TOTAL SHARE TRANSACTIONS                                            (77,086,527)         99,079,226

  51.TOTAL INCREASE (DECREASE) IN NET ASSETS                            (77,022,563)         98,964,533

52.NET ASSETS

 Beginning of period                                                    1,365,249,104        1,266,284,571

 End of period                                                         $ 1,288,226,541      $ 1,365,249,104


FINANCIAL HIGHLIGHTS - CLASS I

      SIX MONTHS ENDED    YEAR ENDED    EIGHT MONTH    YEARS ENDED JULY 31,                 OCTOBER 3, 1990
      SEPTEMBER 30,       MARCH 31,     PERIOD ENDED                                        (COMMENCEMENT
      1996                              MARCH 31,                                           OF OPERATIONS) TO
                                                                                            JULY 31,

      (UNAUDITED)         1996          1995           1994                   1993   1992   1991



SELECTED PER-SHARE DATA

Net asset value,               $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000
beginning of period

Income from Investment
Operations

  Net interest income           .025          .054          .033          .032          .031          .045          .055

Less Distributions

 From net interest              (.025)        (.054)        (.033)        (.032)        (.031)        (.045)        (.055)
income

Net asset value,               $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000
end of period

TOTAL RETURN B                  2.54%         5.56%         3.38%         3.27%         3.10%         4.64%         5.63%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 1,264,204   $ 1,361,050   $ 1,266,285   $ 1,049,170   $ 1,047,791   $ 1,197,559   $ 705,543
(000 omitted)

Ratio of expenses to            .20% A,       .20%          .20% A,       .20%          .20%          .20%          .03% A,
average net assets             C             C             C             C             C             C             C

Ratio of net interest           4.99% A       5.41%         5.02% A       3.22%         3.05%         4.43%         6.34% A
income to average
 net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS II
      SIX MONTHS ENDED    NOVEMBER 6, 1995
      SEPTEMBER 30,       (COMMENCEMENT
      1996                OF OPERATIONS) TO
                          MARCH 31,

      (UNAUDITED)         1996

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 1.000      $ 1.000

Income from Investment Operations

 Net interest income                                   .024         .020

Less Distributions

 From net interest income                              (.024)       (.020)

Net asset value, end of period                        $ 1.000      $ 1.000

TOTAL RETURN B                                         2.46%        2.04%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 8,141      $ 102

Ratio of expenses to average net assets                .35% A, C    .35% A,
                                                                   C

Ratio of net interest income to average net assets     4.90% A      5.03% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS III
      SIX MONTHS ENDED    NOVEMBER 6, 1995
      SEPTEMBER 30,       (COMMENCEMENT
      1996                OF OPERATIONS) TO
                          MARCH 31,

      (UNAUDITED)         1996

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 1.000       $ 1.000

Income from Investment Operations

 Net interest income                                   .024          .020

Less Distributions

 From net interest income                              (.024)        (.020)

Net asset value, end of period                        $ 1.000       $ 1.000

TOTAL RETURN  B                                        2.41%         2.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 15,881      $ 4,097

Ratio of expenses to average net assets                .45% A, C     .45% A,
                                                                    C

Ratio of net interest income to average net assets     4.74% A       4.86% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FIDELITY MONEY MARKET TRUST: RATED MONEY MARKET

INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
Showing Percentage of Total Value of Investments


BANKERS' ACCEPTANCES - 2.2%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
DOMESTIC BANKERS' ACCEPTANCES
Chase Manhattan Bank, NA
1/15/97 5.68% $ 2,630,316 $ 2,587,178
2/10/97 5.66  3,000,000  2,939,060
CoreStates Bank
11/4/96 5.52  1,000,000  994,924
TOTAL BANKERS' ACCEPTANCES   6,521,162
CERTIFICATES OF DEPOSIT - 18.6%
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 15.5%
ABN-AMRO Bank
12/2/96 5.51  2,000,000  2,000,000
1/16/97 5.55  5,000,000  5,000,000
Bank of Montreal
10/15/96 5.40  1,000,000  1,000,000
Bank of Tokyo - Mitsubishi Ltd.
10/15/96 5.67  5,000,000  5,000,000
Banque Nationale de Paris
11/4/96 5.37  5,000,000  5,000,000
Bayerische Landesbank Girozentrale
4/22/97 5.85   2,000,000  2,000,000
Caisse Nationale de Credit Agricole
3/24/97 5.62  5,000,000  5,000,000
Canadian Imperial Bank of Commerce
12/5/96 5.63  1,000,000  1,000,000
Commerzbank, Germany
2/26/97 5.73  1,000,000  999,375
Deutsche Bank, Germany
12/23/96 5.52  2,000,000  2,000,000
Royal Bank of Canada
1/15/97 5.76  2,000,000  1,999,915
Sanwa Bank, Ltd.
10/4/96 5.50  1,000,000  1,000,000
10/31/96 5.68  1,000,000  1,000,000
11/4/96 5.69  2,000,000  2,000,000
Societe Generale, France
11/6/96 5.36  1,000,000  1,000,019
12/2/96 5.52  2,000,000  2,000,000
12/20/96 5.45  5,000,000  5,000,000

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Sumitomo Bank, Ltd.
10/9/96 5.50% $ 1,000,000 $ 1,000,000
10/15/96 5.50  1,000,000  1,000,000
   44,999,309
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 3.1%
Abbey National, Treasury Services
12/3/96 5.52  2,000,000  2,000,000
Bayerische Hypotheken-und Weschel
11/27/96 5.50  2,000,000  1,999,938
3/10/97 5.80  1,000,000  1,000,000
Bayerische Vereinsbank A.G.
3/10/97 5.80  1,000,000  1,000,000
Deutsche Bank, Germany
11/8/96 5.50  1,000,000  999,868
Rabobank Nederland, N.V.
12/3/96 5.50  2,000,000  2,000,034
   8,999,840
TOTAL CERTIFICATES OF DEPOSIT   53,999,149
COMMERCIAL PAPER - 47.8%
ABN-AMRO North America Finance, Inc.
10/25/96 5.52  5,000,000  4,981,867
Asset Securitization Coop. Corp.
10/15/96 5.33  1,000,000  997,943
10/21/96 5.35  2,000,000  1,994,111
Associates Corp. of North America
10/28/96 5.37  10,000,000  9,960,100
BHF Finance (Delaware), Inc.
10/7/96 5.41  5,000,000  4,995,517
Bear Stearns Cos., Inc.
11/18/96 5.40  7,000,000  6,950,020
Caisse d'Amortissement de la Dette Sociale
10/21/96 5.35  2,000,000  1,994,111
10/24/96 5.50  1,500,000  1,494,796
10/25/96 5.52  5,000,000  4,981,867
Caisse des Depots et Consignations
10/4/96 5.40  5,000,000  4,997,758
Cheltenham & Gloucester PLC
10/21/96 5.53  5,000,000  4,984,861
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Citibank Credit Card Master Trust I (Dakota Certificate Program)
11/12/96 5.39% $ 2,000,000 $ 1,987,587
Delaware Funding Corp.
10/1/96 5.32  1,458,000  1,458,000
10/8/96 5.33  2,000,000  1,997,943
10/21/96 5.35  3,160,000  3,150,696
Eiger Capital Corp.
10/15/96 5.34  1,192,000  1,189,543
10/15/96 5.41  1,000,000  997,908
10/21/96 5.48  2,080,000  2,073,702
10/23/96 5.52  3,000,000  2,989,917
10/25/96 5.44  5,000,000  4,982,000
Electricite de France
11/12/96 5.41  3,200,000  3,179,952
Enterprise Funding Corp.
10/3/96 5.39  1,000,000  999,702
11/8/96 5.40  2,000,000  1,988,748
General Electric Capital Corp.
11/25/96 5.37  5,000,000  4,959,361
1/27/97 5.76  2,000,000  1,963,289
3/12/97 5.76  1,000,000  974,800
General Electric Co.
10/22/96 5.35  2,000,000  1,993,817
Goldman Sachs Group, L.P. (The)
10/18/96 5.39  5,000,000  4,987,415
IBM Credit Corp.
11/25/96 5.38  2,000,000  1,983,714
Matterhorn Capital
10/23/96 5.48  5,000,000  4,983,347
Merrill Lynch & Co., Inc.
3/11/97 5.76  1,000,000  974,956
Morgan Stanley Group, Inc.
10/15/96 5.41  2,000,000  1,995,815
10/16/96 5.41  1,000,000  997,757
10/21/96 5.35  2,000,000  1,994,110
Nationwide Building Society
10/15/96 5.53  3,000,000  2,993,641
Norwest Financial
10/21/96 5.35  5,000,000  4,985,278
Philip Morris Cos., Inc.
10/30/96 5.50  2,000,000  1,991,252
Preferred Receivables Funding Corp.
10/2/96 5.39  1,200,000  1,199,821

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
SBC Finance (DE), Inc.
3/11/97 5.76% $ 5,000,000 $ 4,874,778
Toronto Dominion Holdings USA, Inc.
3/5/97 5.80  1,000,000  975,717
Unifunding, Inc.
10/11/96 5.40  13,000,000  12,980,572
Wool International
10/11/96 5.55  5,500,000  5,491,628
TOTAL COMMERCIAL PAPER   138,629,717
FEDERAL AGENCIES - 20.6%
FEDERAL HOME LOAN BANK - AGENCY COUPONS (A) - 2.1%
12/13/96 5.51  6,000,000  5,999,247
FEDERAL HOME LOAN BANK - DISCOUNT NOTES - 2.3%
1/21/97 5.54  1,885,000  1,853,625
2/3/97 5.62  4,985,000  4,890,493
   6,744,118
FEDERAL HOME LOAN MORTGAGE CORP. - DISCOUNT NOTES - 5.1%
11/4/96 5.47  15,000,000  14,923,642
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS (A) - 5.9%
10/1/96 5.33  2,000,000  1,998,126
10/2/96 5.36  10,000,000  9,995,468
11/1/96 5.59  5,000,000  4,997,371
   16,990,965
STUDENT LOAN MARKETING ASSOC. - AGENCY COUPONS (A) - 5.2%
10/1/96 5.46  10,000,000  10,000,000
10/16/96 5.68  5,000,000  5,000,000
   15,000,000
TOTAL FEDERAL AGENCIES   59,657,972
BANK NOTES - 1.4%
Household Bank FSB
11/15/96 5.42  1,000,000  1,000,000
Wachovia Bank of North Carolina, N.A.
10/15/96 5.69  3,000,000  2,998,330
TOTAL BANK NOTES   3,998,330
MASTER NOTES (A) - 0.7%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Goldman Sachs Group, L.P. (The)
11/8/96 5.50% $ 2,000,000 $ 2,000,000
SHORT-TERM NOTES (A) - 2.2%
Capital One Funding Corp. (1994-B)
10/3/96 5.61  4,151,000  4,151,000
Capital One Funding Corp. (1994-E)
10/3/96 5.61  2,282,000  2,282,000
TOTAL SHORT-TERM NOTES   6,433,000
TIME DEPOSITS - 2.4%
Bank of Tokyo - Mitsubishi Ltd.
10/7/96 5.50  1,000,000  1,000,000
11/4/96 5.47  1,000,000  1,000,000
Sanwa Bank, Ltd.
10/4/96 5.44  2,000,000  2,000,000
Sumitomo Bank, Ltd.
10/15/96 5.55  1,000,000  1,000,000
10/16/96 5.56  2,000,000  2,000,000
TOTAL TIME DEPOSITS   7,000,000
REPURCHASE AGREEMENTS - 4.1%
 MATURITY
 AMOUNT
In a joint trading account:
 (U.S. Treasury Obligations)
 dated 9/30/96 due 10/1/96
  At 5.75%  $ 1,966,314  1,966,000
 (U.S. Government Obligations)
 dated 9/25/96 due 10/2/96
  At 5.40%   10,010,500  10,000,000
TOTAL REPURCHASE AGREEMENTS   11,966,000
TOTAL INVESTMENTS 100%  $ 290,205,330
Total Cost for Income Tax Purposes $  290,205,330
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
INCOME TAX INFORMATION
At March 31, 1996, the fund had a capital loss carryforward of approximately $47,000 of which $32,000, $2,000 and $13,000 will expire on March 31, 1997, 1998 and 2004, respectively.
FIDELITY MONEY MARKET TRUST: RATED MONEY MARKET

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 SEPTEMBER 30, 1996 (UNAUDITED)

2.ASSETS

Investment in securities, at value (including repurchase agreements of $11,966,000) -                  $ 290,205,330
See accompanying schedule

Interest receivable                                                                                     982,639

 3.TOTAL ASSETS                                                                                         291,187,969

4.LIABILITIES

Payable for investments purchased                                                        $ 1,000,000

Share transactions in process                                                             125,000

Distributions payable                                                                     175,948

Accrued management fee                                                                    49,181

Distribution fees payable                                                                 1,158

 5.TOTAL LIABILITIES                                                                                    1,351,287

6.NET ASSETS                                                                                           $ 289,836,682

Net Assets consist of:

Paid in capital                                                                                        $ 289,913,260

Accumulated net realized gain (loss) on investments                                                     (76,578)

7.NET ASSETS                                                                                           $ 289,836,682

8.CLASS I:                                                                                              $1.00
9.NET ASSET VALUE, offering price and redemption price per share
 ($284,915,255 (divided by) 284,990,486 shares)

10.CLASS II:                                                                                            $1.00
11.NET ASSET VALUE, offering price and redemption price per share
 ($104,631 (divided by) 104,781 shares)

12.CLASS III:                                                                                           $1.00
13.NET ASSET VALUE, offering price and redemption price per share
 ($4,816,796 (divided by) 4,817,993 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)

14.15.INTEREST INCOME                                                   $ 7,538,323

16.EXPENSES

Management fee                                             $ 581,127

Distribution fees                                           2,934
Class II

 Class III                                                  4,641

Non-interested trustees' compensation                       562

 Total expenses before reductions                           589,264

 Expense reductions                                         (306,654)    282,610

17.NET INTEREST INCOME                                                   7,255,713

18.19.NET REALIZED GAIN (LOSS) ON INVESTMENTS                            (2,630)


20.NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 7,253,083


STATEMENT OF CHANGES IN NET ASSETS

                                                                       SIX MONTHS ENDED   SEVEN MONTHS    YEAR
                                                                        SEPTEMBER         ENDED           ENDED
                                                                        30, 1996          MARCH 31,       AUGUST 31,
                                                                       (UNAUDITED)        1996            1995


21.INCREASE (DECREASE) IN NET ASSETS

Operations                                                             $ 7,255,713        $ 9,320,785     $ 17,187,869
Net interest income

 Net realized gain (loss)                                               (2,630)            (12,554)        9,578

 22.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     7,253,083          9,308,231       17,197,447

Distributions to shareholders from:
Net interest income

  Class I                                                               (7,061,701)        (9,263,759)     (17,187,869)

  Class II                                                              (101,125)          (46,808)        -

  Class III                                                             (92,887)           (10,218)        -

 TOTAL DISTRIBUTIONS                                                    (7,255,713)        (9,320,785)     (17,187,869)

Share transactions - net increase (decrease) at net asset value of $1.00 per share:

  Class I                                                               61,146,916         (77,080,576)    (98,479,619)

  Class II                                                              (4,606,217)        4,710,998       -

  Class III                                                             3,207,777          1,610,216       -

 TOTAL SHARE TRANSACTIONS                                               59,748,476         (70,759,362)    (98,479,619)

  23.TOTAL INCREASE (DECREASE) IN NET ASSETS                            59,745,846         (70,771,916)    (98,470,041)

24.NET ASSETS

 Beginning of period                                                    230,090,836        300,862,752     399,332,793

 End of period                                                         $ 289,836,682      $ 230,090,836   $ 300,862,752


FINANCIAL HIGHLIGHTS - CLASS I

      SIX MONTHS ENDED    SEVEN MONTHS    YEARS ENDED AUGUST 31,                 TEN MONTHS    YEAR ENDED
      SEPTEMBER 30,       ENDED                                                  ENDED         OCTOBER 31,
      1996                MARCH 31,                                              AUGUST 31,



      (UNAUDITED)         1996            1995                     1994   1993   1992          1991



SELECTED PER-SHARE DATA

Net asset value, beginning of period    $ 1.000      $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000

Income from Investment                   .026         .032        .054        .033        .029        .034        .063
Operations
Net interest income

Less Distributions                       (.026)       (.032)      (.054)      (.033)      (.029)      (.034)      (.063)
From net interest income

Net asset value, end of period          $ 1.000      $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000

TOTAL RETURN B                           2.66%        3.21%       5.53        3.34        2.93%       3.44%       6.44
                                                                 %           %                                   %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period               $ 284,915    $ 223,772   $ 300,863   $ 399,333   $ 611,410   $ 765,721   $ 851,872
(000 omitted)

Ratio of expenses to average             .20% A, C    .27% A,     .42         .42         .42%        .42%        .42
net assets                                            C          %           %                       A           %

Ratio of net interest income to          5.24% A      5.46% A     5.33        3.24        2.89%       4.04%       6.38
average net assets                                               %           %                       A           %


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS II
      SIX MONTHS ENDED    NOVEMBER 6,
      SEPTEMBER 30,       1995
      1996                (COMMENCEMENT
                          OF OPERATIONS) TO
                          MARCH 31,

      (UNAUDITED)         1996

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 1.000     $ 1.000

Income from Investment Operations

 Net interest income                                   .025        .021

Less Distributions

 From net interest income                              (.025)      (.021)

Net asset value, end of period                        $ 1.000     $ 1.000

TOTAL RETURN B                                         2.58%       2.15%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 105       $ 4,709

Ratio of expenses to average net assets                .35% A,     .35% A,
                                                      C           C

Ratio of net interest income to average net assets     5.17% A     5.06% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS III
      SIX MONTHS ENDED    NOVEMBER 6,
      SEPTEMBER 30,       1995
      1996                (COMMENCEMENT
                          OF OPERATIONS) TO
                          MARCH 31,

      (UNAUDITED)         1996

SELECTED PER-SHARE DATA

Net asset value, beginning of period    $ 1.000   $ 1.000

Income from Investment Operations

 Net interest income                     .025      .021

Less Distributions

 From net interest income                (.025)    (.021)

Net asset value, end of period                        $ 1.000     $ 1.000

TOTAL RETURN B                                         2.53%       2.11%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 4,817     $ 1,610

Ratio of expenses to average net assets                .45% A,     .45% A,
                                                      C           C

Ratio of net interest income to average net assets     5.00% A     5.01% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended September 30, 1996 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Treasury, Government, Domestic and Money Market are funds of Fidelity Institutional Cash Portfolios (a trust). Treasury Only is a fund of Daily Money Fund (a trust). Tax-Exempt is a fund of Fidelity Institutional Tax-Exempt Cash Portfolios (a trust). Rated Money Market is a fund of Fidelity Money Market Trust (a trust). Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust and is authorized to issue an unlimited number of shares.
Each fund currently offers three classes of shares, Class I, Class II and Class III, each of which has equal rights as to assets and voting privileges except that each class bears different distribution and transfer agent expenses and certain registration fees. Each class has exclusive voting rights with respect to its distribution plans.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements.
The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. For Tax-Exempt, accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
ALLOCATED EARNINGS AND EXPENSES. Interest income, expenses (other than expenses incurred under the Distribution and Service Plan, Transfer Agent Agreement and certain registration fees for each class) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon their relative net assets.
TREASURY ONLY AND RATED MONEY MARKET: Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
DELAYED DELIVERY TRANSACTIONS. Each fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES - CONTINUED
REVERSE REPURCHASE AGREEMENTS. At all times that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. On September 30, 1996, Government had a reverse repurchase agreement amounting to $116,789,514 at 4.60% outstanding. The agreement, which matured October 1, 1996 was collateralized by $128,000,000 of Federal National Mortgage Association Agency Coupon Notes due October 1, 1996.
RESTRICTED SECURITIES. Government, Domestic, Money Market, Tax-Exempt and Rated Money Market are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $29,036,048 or 0.8% of net assets for Government, $16,000,000 or 1.4% of net assets for Domestic and $44,000,000 or 0.5% of net assets for Money Market.
3. JOINT TRADING ACCOUNT.
At the end of the period, each of Treasury and Government had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The maturity values of the joint trading account investments were $7,489,321,161 at 5.75% for Treasury and $202,919,418 at 5.75%,
$265,532,299 at 5.87%, $123,497,228 at 5.39%, $262,544,087 at 5.34%,
$89,400,500 at 5.40%, and $89,016,400 at 5.40% for Government. The
investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
DATED SEPTEMBER 30, 1996 DUE OCTOBER 1, 1996 AT 5.75%
Number of dealers or banks 16
Maximum amount with one dealer or bank 26.6%
Aggregate principal amount of agreements $8,641,759,000
Aggregate maturity amount of agreements $8,643,139,447
Aggregate market value of transferred assets $8,818,357,979
Coupon rates of transferred assets 0.00% to 13.75%
Maturity dates of transferred assets 11/15/96 to 2/15/26
DATED SEPTEMBER 30, 1996 DUE OCTOBER 1, 1996 AT 5.75%
Number of dealers or banks 7
Maximum amount with one dealer or bank 20.6%
Aggregate principal amount of agreements $534,403,000
Aggregate maturity amount of agreements $534,488,383
Aggregate market value of transferred assets $545,403,564
Coupon rates of transferred assets 0.00% to 13.875%
Maturity dates of transferred assets 11/15/96 to 8/15/26
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
DATED SEPTEMBER 30, 1996 DUE OCTOBER 1, 1996 AT 5.75%
Number of dealers or banks 4
Maximum amount with one dealer or bank 32.9%
Aggregate principal amount of agreements $350,000,000
Aggregate maturity amount of agreements $350,055,885
Aggregate market value of transferred assets $357,301,623
Coupon rates of transferred assets 4.75% to 13.75%
Maturity dates of transferred assets 11/15/96 to 2/15/26
DATED SEPTEMBER 30, 1996 DUE OCTOBER 1, 1996 AT 5.75%
Number of dealers or banks 7
Maximum amount with one dealer or bank 28.8%
Aggregate principal amount of agreements $121,342,000
Aggregate maturity amount of agreements $121,361,392
Aggregate market value of transferred assets $123,978,873
Coupon rates of transferred assets 0% to 14.25%
Maturity dates of transferred assets 10/15/96 to 8/15/26
DATED SEPTEMBER 30, 1996 DUE OCTOBER 1, 1996 AT 5.87%
Number of dealers or banks 4
Maximum amount with one dealer or bank 40.0%
Aggregate principal amount of agreements $1,125,000,000
Aggregate maturity amount of agreements $1,125,183,479
Aggregate market value of transferred assets $1,162,579,768
Coupon rates of transferred assets 0% to 11%
Maturity dates of transferred assets 11/1/96 to 9/1/26
DATED SEPTEMBER 5, 1996 DUE OCTOBER 2, 1996 AT 5.39%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $450,000,000
Aggregate maturity amount of agreements $451,819,125
Aggregate market value of transferred assets $463,500,000
Coupon rates of transferred assets 5.07% to 11.75%
Maturity dates of transferred assets 8/1/00 to 9/1/28
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
DATED SEPTEMBER 18, 1996 DUE OCTOBER 2, 1996 AT 5.34%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $400,000,000
Aggregate maturity amount of agreements $400,830,667
Aggregate market value of transferred assets $408,886,845
Coupon rates of transferred assets 5.375% to 7.00%
Maturity dates of transferred assets 11/30/97 to 4/30/01
DATED SEPTEMBER 9, 1996 DUE OCTOBER 9, 1996 AT 5.40%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $200,900,000
Aggregate market value of transferred assets $ 206,006,585
Coupon rates of transferred assets 7.00% to 7.50%
Maturity dates of transferred assets 8/15/23 to 12/15/25
DATED SEPTEMBER 16, 1996 DUE DECEMBER 2, 1996 AT 5.40%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $202,310,000
Aggregate market value of transferred assets $ 207,468,939
Coupon rates of transferred assets 7.00% to 9.50%
Maturity dates of transferred assets 4/15/16 to 5/15/26
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .20% of average net assets except for Treasury Only and Rated Money Market.
For Treasury Only and Rated Money Market, FMR pays all expenses except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .42% of the fund's average net assets, reduced by the fees and expenses paid by the fund to the non-interested Trustees.
SUB-ADVISER FEE. As each fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fees are paid prior to any voluntary expense reimbursements which may be in effect.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plans of Class II and Class III, and in accordance with Rule 12b-1 of the 1940 Act, each fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee that is based on an annual rate of .15% and .25% of the average net assets of the Class II and Class III shares, respectively. For the period, the distribution fees received by FDC on behalf of each class of shares are shown on each fund's Statement of Operations. Of the fees paid to FDC, all were paid to securities dealers, banks and other financial institutions for selling Class II and Class III shares and providing shareholder support services.
In addition, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. Subject to the approval of the Board of Trustees, the Plan also authorizes payments to third parties that assist in the sale of each class' shares or render shareholder support services.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the funds except for Tax-Exempt. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for Tax-Exempt. UMB has entered into a sub-contract with FIIOC to perform the activities associated with the transfer and shareholder servicing agent functions for Tax-Exempt. FIIOC receives account fees and asset-based fees that vary according to account size. FIIOC pays for typesetting and mailing of all shareholder reports, except proxy statements.
For the period, the transfer agent fees were equivalent to the following annualized rates as a percentage of average net assets:
  CLASS I CLASS II CLASS III
Treasury  .03% .04% .03%
Government .03% .04% .04%
Domestic .04% 1.09% .05%
Money Market .06% .03% .05%
Tax-Exempt .02% .02% .05%
ACCOUNTING FEES. Fidelity Service Co. (FSC), an affiliate of FMR, maintains the accounting records for the funds except for Tax-Exempt. UMB also has a sub-contract with FSC to maintain Tax-Exempt's accounting records. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the funds' operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and 12b-1 fees payable by Class II and Class III of each fund) above an annual rate of .20% (.18% for Money Market) of average net assets. For the period, the reimbursement reduced expenses by the following:
 CLASS I CLASS II CLASS III
Treasury  $ 1,473,078 $ 53,831 $ 466,158
Government $ 824,374 $ 65,713 $ 164,840
Domestic $ 498,436 $ 42,412 $ 49,837
Money Market $ 3,908,577 $ 96,920 $ 188,400
Tax-Exempt $ 535,248 $ 144,104 $ 87,921
Treasury Only $ 1,404,102 $ 4,139 $ 17,141
Rated Money Market $ 296,308 $ 4,303 $ 4,084
In addition, each of Treasury, Government, Domestic, Money Market and Tax-Exempt has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the class' expenses. During the period, the custodian fees were reduced by $1,370, $279, $985, $4,610, and $30,273 under the custodian arrangements for Treasury, Government, Domestic, Money Market and Tax-Exempt, respectively, and Tax Exempt Class I expenses were reduced by $10,162 under the transfer agent arrangement.
Also, FMR has entered into arrangements on behalf of Treasury Only and Rated Money Market with each fund's custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of each fund's expenses. During the period, expenses were reduced by $455 and $1,959 for Treasury Only and Rated Money Market, respectively, under these arrangements.
6. BENEFICIAL INTEREST.
At the end of the period, certain shareholders were record owners of approximately 10% or more of the total outstanding shares of the following funds:
 NUMBER OF  %
FUND SHAREHOLDERS OWNERSHIP
Treasury  1 16%
Government  1 11%
Domestic  1 16%
Tax-Exempt  1 15%
Treasury Only  2 44%
Rated Money Market  2 29%
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
TREASURY CLASS I   SIX MONTHS ENDED      YEAR ENDED
                   SEPTEMBER 30, 1996     MARCH  31,
                   (UNAUDITED)           1996 *


Shares sold                                                                                $ 25,308,855,512   $ 51,861,896,309

Issued in reinvestment of distributions from net interest income                            65,459,206         113,431,831

Shares redeemed                                                                                                (50,675,625,449)
                                                                                           (25,898,421,382)

                                                                                            (524,106,664)      1,299,702,691

Issued in exchange for shares of Fidelity Institutional Cash Portfolios: Treasury           -                  1,004,660,627

Issued in exchange for shares of Fidelity Money Market Trust: U.S. Treasury Portfolio       -                  141,827,906

Issued in exchange for shares of State & Local Asset Management Series: U.S. Government     103,373,186        -
Portfolio

Net increase (decrease) in shares                                                           (420,733,478)      2,446,191,224



TREASURY CLASS II

Shares sold                                                         $ 297,183,324   $ 438,269,291

Issued in reinvestment of distributions from net interest income     781,493         1,519,235

Shares redeemed
                                                                    (297,871,673)   (399,314,108)

Net increase (decrease) in shares                                    93,144          40,474,418


TREASURY CLASS III


Shares sold                                                         $ 9,779,364,144   $ 14,781,999,217

Issued in reinvestment of distributions from net interest income     10,212,604        13,304,486

Shares redeemed                                                                        (13,945,472,798)
                                                                    (9,147,557,791)

Net increase (decrease) in shares                                    642,018,957       849,830,905


GOVERNMENT CLASS I


Shares sold                                                                                $ 15,532,369,889   $ 24,152,458,174

Issued in reinvestment of distributions from net interest income                            30,730,851         79,149,062

Shares redeemed                                                                                                (24,704,636,133)
                                                                                           (15,626,326,595)

                                                                                            (63,225,855)       (473,028,897)

Issued in exchange for shares of Fidelity Money Market Trust: U.S. Government Portfolio     -                  216,066,944

Net increase (decrease) in shares                                                           (63,225,855)       (256,961,953)



GOVERNMENT CLASS II

Shares sold                                                         $ 549,159,367   $ 100,001

Issued in reinvestment of distributions from net interest income     404,926         2,160

Shares redeemed
                                                                    (491,291,551)   -

Net increase (decrease) in shares                                    58,272,742      102,161


GOVERNMENT CLASS III


Shares sold                                                         $ 2,244,815,486   $ 850,158,890

Issued in reinvestment of distributions from net interest income     4,706,906         1,766,027

Shares redeemed
                                                                    (2,055,459,987)   (697,927,350)

Net increase (decrease) in shares                                    194,062,405       153,997,567


(*) SHARE TRANSACTIONS FOR CLASS II ARE FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF SHARES) TO MARCH 31, 1996.
7. SHARE TRANSACTIONS - CONTINUED
DOMESTIC CLASS I   SIX MONTHS ENDED      YEAR ENDED
                   SEPTEMBER 30, 1996     MARCH  31,
                   (UNAUDITED)           1996 *


Shares sold                                                         $ 4,862,929,839   $ 6,513,086,890

Issued in reinvestment of distributions from net interest income     15,590,487        21,122,058

Shares redeemed
                                                                    (4,880,998,012)   (6,188,234,960)

Net increase (decrease) in shares                                    (2,477,686)       345,973,988

DOMESTIC CLASS II

Shares sold                                                         $ 32,112          $ 2,101,358

Issued in reinvestment of distributions from net interest income     3,923             3,527

Shares redeemed
                                                                    (2,000,000)       -

Net increase (decrease) in shares                                    (1,963,965)       2,104,885

DOMESTIC CLASS III



Shares sold                                                          226,858,588     488,371,167

Issued in reinvestment of distributions from net interest income     851,930         1,792,344

Shares redeemed
                                                                    (225,435,978)   (469,312,190)

Net increase (decrease) in shares                                    2,274,540       20,851,321


MONEY MARKET CLASS I


Shares sold                                                         $ 29,040,770,961   $ 51,277,142,050

Issued in reinvestment of distributions from net interest income     130,682,208        233,633,869

Shares redeemed                                                                         (50,174,644,708)
                                                                    (27,229,384,352)

Net increase (decrease) in shares                                    1,942,068,817      1,336,131,211

MONEY MARKET CLASS II



Shares sold                                                         $ 533,775,193   $ 364,545,650

Issued in reinvestment of distributions from net interest income     1,429,048       646,687

Shares redeemed
                                                                    (558,076,186)   (300,973,077)

Net increase (decrease) in shares                                    (22,871,945)    64,219,260


MONEY MARKET CLASS III


Shares sold                                                         $ 1,453,886,335   $ 1,782,025,633

Issued in reinvestment of distributions from net interest income     4,453,762         5,459,414

Shares redeemed
                                                                    (1,384,155,108)   (2,015,317,386)

Net increase (decrease) in shares                                    74,184,989        (227,832,339)


(*) SHARE TRANSACTIONS FOR CLASS II ARE FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF SHARES) TO MARCH 31, 1996.
7. SHARE TRANSACTIONS - CONTINUED
TAX-EXEMPT CLASS I   SIX MONTHS ENDED      YEAR ENDED
                     SEPTEMBER 30, 1996     MARCH  31,
                     (UNAUDITED)           1996 *


Shares sold                                                         $ 5,654,881,596   $ 10,356,972,054

Issued in reinvestment of distributions from net interest income     8,309,880         17,440,742

Shares redeemed                                                                        (10,444,666,430)
                                                                    (5,570,045,669)

Net increase (decrease) in shares                                    93,145,807        (70,253,634)



TAX-EXEMPT CLASS II

Shares sold                                                         $ 389,152,417   $ 960,001

Issued in reinvestment of distributions from net interest income     1,700,276       7,899

Shares redeemed
                                                                    (179,447,077)   -

Net increase (decrease) in shares                                    211,405,616     967,900

TAX-EXEMPT CLASS III



Shares sold                                                         $ 6,780,998   $ 4,699,909

Issued in reinvestment of distributions from net interest income     19,862        20,999

Shares redeemed
                                                                    (4,887,606)   (3,732,443)

Net increase (decrease) in shares                                    1,913,254     988,465

TREASURY ONLY CLASS I



Shares sold                                                         $ 1,646,187,722   $ 4,611,358,001

Issued in reinvestment of distributions from net interest income     6,399,877         13,504,008

Shares redeemed
                                                                    (1,749,497,810)   (4,529,982,026)

Net increase (decrease) in shares                                    (96,910,211)      94,879,983


TREASURY ONLY CLASS II


Shares sold                                                         $ 28,214,301   $ 14,117,827

Issued in reinvestment of distributions from net interest income     6,236          9,279

Shares redeemed
                                                                    (20,181,006)   (14,025,066)

Net increase (decrease) in shares                                    8,039,531      102,040

TREASURY ONLY CLASS III



Shares sold                                                         $ 38,725,166   $ 364,952,984

Issued in reinvestment of distributions from net interest income     325,136        176,421

Shares redeemed
                                                                    (27,266,149)   (361,032,202)

Net increase (decrease) in shares                                    11,784,153     4,097,203


(*) SHARE TRANSACTIONS FOR CLASS II AND CLASS III ARE FOR THE PERIOD
NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF SHARES) TO MARCH 31, 1996.
7. SHARE TRANSACTIONS - CONTINUED
RATED MONEY MARKET CLASS I   SIX MONTHS ENDED   SEVEN MONTHS       YEAR ENDED
                              SEPTEMBER  30,    ENDED MARCH 31,    AUGUST 31,
                             1996               1996 *              1995
                             (UNAUDITED)


Shares sold                                                         $ 1,061,932,728   $ 1,118,760,375   $ 2,232,610,577

Issued in reinvestment of distributions from net interest income     6,056,221         7,202,839         12,093,056

Shares redeemed
                                                                    (1,006,842,033)   (1,203,043,790)   (2,343,183,252)

Net increase (decrease) in shares                                    61,146,916        (77,080,576)      (98,479,619)


RATED MONEY MARKET CLASS II


Shares sold                                                         $ 43,303,306   $ 10,100,001   $ -

Issued in reinvestment of distributions from net interest income     115,308        10,997         -

Shares redeemed
                                                                    (48,024,831)   (5,400,000)    -

Net increase (decrease) in shares                                    (4,606,217)    4,710,998      -


RATED MONEY MARKET CLASS III


Shares sold                                                         $ 17,901,585   $ 1,600,001   $ -

Issued in reinvestment of distributions from net interest income     92,795         10,215        -

Shares redeemed
                                                                    (14,786,603)   -             -

Net increase (decrease) in shares                                    3,207,777      1,610,216     -


(*) SHARE TRANSACTIONS FOR CLASS II AND CLASS III ARE FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF SHARES) TO MARCH 31, 1996.


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
Sarah H. Zenoble, VICE PRESIDENT
Leland C. Barron, VICE PRESIDENT
Robert K. Duby, VICE PRESIDENT
Burnell Stehman, VICE PRESIDENT
John Todd, VICE PRESIDENT
Scott A. Orr, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
Thomas D. Maher, ASSISTANT VICE PRESIDENT
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT TREASURER
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND
SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional Operations Company
Boston, MA
UMB Bank, n.a.
Kansas City, MO
 FIDELITY INSTITUTIONAL TAX-EXEMPT CASH PORTFOLIOS
CUSTODIANS
The Bank of New York
New York, NY
 FIDELITY INSTITUTIONAL CASH PORTFOLIOS:
 TREASURY, GOVERNMENT, DOMESTIC
 AND MONEY MARKET
 DAILY MONEY FUND: TREASURY ONLY
 FIDELITY MONEY MARKET TRUST: RATED MONEY MARKET
UMB Bank, n.a.
Kansas City, MO
 FIDELITY INSTITUTIONAL TAX-EXEMPT CASH PORTFOLIOS